UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Semiannual Report February 28, 2007

EATON VANCE
MUNICIPALS
TRUST

Alabama

Arkansas

Georgia

Kentucky

Louisiana

Maryland

Missouri

North Carolina

Oregon

South Carolina

Tennessee

Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of February 28, 2007

TABLE OF CONTENTS

Investment Update	2

Lipper Rankings	3

Performance Information and Portfolio Composition
Alabama	4
Arkansas	5
Georgia	6
Kentucky	7
Louisiana	8
Maryland	9
Missouri	10
North Carolina	11
Oregon	12
South Carolina	13
Tennessee	14
Virginia	15

Fund Expenses	16

Financial Statements	55

Board of Trustees Annual Approval of the Investment Advisory Agreements	119

Investment Management	122

INVESTMENT UPDATE

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds primarily invest in investment-grade municipal obligations, but may also invest in lower-rated obligations.

Economic and Market Conditions

Fourth quarter economic growth rose to 2.2%, according to preliminary data, following the 2.0% growth rate achieved in the third quarter. With higher mortgage rates in the market, led largely by the Federal Reserve (the “Fed”) tightening through the second quarter of 2006, the housing market continued to soften, with building permits and existing home sales leading the way. However, energy prices declined significantly in the quarter, somewhat offsetting the impact of a weakening housing market. The economy continued to create jobs over the period, with the unemployment rate standing at 4.5% as of February 28, 2007.

Inflation expectations moderated with the lower energy prices, although the core Consumer Price Index – measured on a year-over-year basis – has demonstrated a slow but steady rise. The Fed, which raised short-term rates 17 times since June 2004, is currently in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At February 28, 2007, the Federal Funds rate stood at 5.25%.

Municipal market supply rose significantly in the final three months of the period ended February 28, 2007. As a result, municipals modestly underperformed Treasury bonds for the six months ended February 28, 2007.At February 28, 2007, long-term AAA-rated, insured municipal bonds yielded 96% of U.S. Treasury bonds with similar maturities.*

For the six months ended February 28, 2007, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a gain of 2.89%. For more information about each Fund’s performance and that of funds in the same Lipper Classification, † see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — management felt that the long end of the municipal yield curve was a relatively attractive place to be positioned.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and sustained growth in the labor market, Fund management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities, sectors and jurisdictions. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the period.

*     Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

†      It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

LIPPER RANKINGS

LIPPER QUINTILE RANKINGS BY TOTAL RETURN at 2/28/07

FUND	1-YEAR	3-YEAR	5-YEAR	10-YEAR

ALABAMA MUNICIPALS CLASS A	1ST	1ST	2ND	2ND
ALABAMA MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 12	1 of 9	3 of 9	2 of 7

ARKANSAS MUNICIPALS CLASS A	1ST	1ST	1ST	1ST
OTHER STATES MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 75	3 of 74	3 of 70	2 of 53

GEORGIA MUNICIPALS CLASS A	1ST	1ST	1ST	2ND
GEORGIA MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 26	1 of 26	1of 25	6 of 22

KENTUCKY MUNICIPALS CLASS A	1ST	2ND	2ND	3RD
KENTUCKY MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 17	4 of 17	5 of 17	6 of 11

LOUISIANA MUNICIPALS CLASS A	1ST	1ST	1ST	1ST
LOUISIANA MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 13	1 of 13	1 of 13	1 of 11

MARYLAND MUNICIPALS CLASS A	1ST	1ST	1ST	2ND
MARYLAND MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 36	1 of 35	2 of 32	7 of 25

MISSOURI MUNICIPALS CLASS A	1ST	1ST	1ST	1ST
MISSOURI MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 18	1 of 17	1 of 17	2 of 15

NORTH CAROLINA MUNICIPALS CLASS A	1ST	1ST	2ND	2ND
NORTH CAROLINA MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 28	3 of 26	9 of 24	9 of 23

OREGON MUNICIPALS CLASS A	1ST	1ST	1ST	1ST
OREGON MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 15	1 of 15	1 of 15	1 of 14

SOUTH CAROLINA MUNICIPALS CLASS A	1ST	1ST	1ST	1ST
OTHER STATES MUNICIPAL DEBT FUNDS CLASSIFICATION	2 of 75	1 of 74	1 of 70	1 of 53

TENNESSEE MUNICIPALS CLASS A	1ST	1ST	2ND	2ND
TENNESSEE MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 10	1of 10	3 of 10	3 of 10

VIRGINIA MUNICIPALS CLASS A	1ST	1ST	1ST	1ST
VIRGINIA MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 34	1 of 33	2 of 31	5 of 28

Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

Eaton Vance Alabama Municipals Fund as of February 28, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.23%	2.84%	2.84%
One Year	5.94	5.18	N.A.
Five Years	5.01	4.26	N.A.
Ten Years	5.14	4.40	N.A.
Life of Fund†	4.91	5.12	5.02	*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.63%	-2.16%	1.84%
One Year	0.93	0.18	N.A.
Five Years	3.99	3.92	N.A.
Ten Years	4.63	4.40	N.A.
Life of Fund†	4.52	5.12	4.02	*

†Inception date: Class A: 12/7/93; Class B: 5/1/92; Class C: 3/21/06

*Returns shown are cumulative since inception of share class.

Total Annual

Operating Expenses (2)	Class A	Class B	Class C

	0.84%	1.59%	1.59%

From the Fund’s Prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate (3)	3.95%	3.19%	3.19%
Taxable-Equivalent Distribution Rate (3),(4)	6.40	5.17	5.17
SEC 30-day Yield (5)	3.22	2.63	2.62
Taxable-Equivalent SEC 30-day Yield (4),(5)	5.21	4.26	4.24

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	2.89%
One Year	4.96
Five Years	5.14
Ten Years	5.75

Lipper Averages(7)

Lipper Virginia Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	2.55%
One Year	4.26
Five Years	4.44
Ten Years	4.61

Portfolio Manager: William H. Ahern, CFA

Rating Distribution**(8), (9)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at February 28, 2007 is as follows:

AAA	76.9%
AA	3.1%
A	9.5%
BBB	7.2%
B	1.0%
CCC	2.0%
Non-Rated	0.3%

Fund Statistics(9)

• Number of Issues:	55
• Average Maturity:	21.7 years
• Effective Maturity:	8.3 years
• Average Rating:	AA+
• Average Call:	7.6 years
• Average Dollar Price:	$102.12

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return or Class C shares reflects a 1% CDSC for the first year.

(2)       Includes expense interest of 0.09% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)       Taxable equivalent figures assume a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)       The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Alabama Municipal Debt Funds Classification contained 13, 12, 9 and 7 funds for the six-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8)       As of 2/28/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)       As of 2/28/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Arkansas Municipals Fund as of February 28, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.89%	3.49%	3.39%
One Year	7.08	6.30	N.A.
Five Years	5.48	4.71	N.A.
Ten Years	5.50	4.72	N.A.
Life of Fund†	5.14	5.09	6.25	*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.07%	-1.51%	2.39%
One Year	2.02	1.30	N.A.
Five Years	4.46	4.38	N.A.
Ten Years	4.99	4.72	N.A.
Life of Fund†	4.75	5.09	5.25	*

†Inception date: Class A: 2/9/94; Class B: 10/2/92; Class C: 4/28/06

*Returns shown are cumulative since inception of share class.

Total Annual

Operating Expenses (2)	Class A	Class B	Class C

	0.95%	1.71%	1.70%

From the Fund’s Prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate (3)	4.23%	3.48%	3.48%
Taxable-Equivalent Distribution Rate (3), (4)	7.00	5.76	5.76
SEC 30-day Yield (5)	3.50	2.94	2.89
Taxable-Equivalent SEC 30-day Yield (4), (5)	5.79	4.86	4.78

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	2.89%
One Year	4.96
Five Years	5.14
Ten Years	5.75

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	2.46%
One Year	4.34
Five Years	4.09
Ten Years	4.63

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution**(8), (9)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at February 28, 2007 is as follows:

AAA	66.0%
AA	5.3%
A	13.3%
BBB	10.4%
B	1.2%
CCC	1.8%
Non-Rated	2.0%

Fund Statistics(9)

• Number of Issues:	78
• Average Maturity:	20.9 years
• Effective Maturity:	8.5 years
• Average Rating:	AA
• Average Call:	8.4 years
• Average Dollar Price:	$102.74

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects a 1% CDSC for the first year.

(2)       Includes expense interest of 0.21% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)       Taxable equivalent figures assume a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)       The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 77, 75, 70 and 53 funds for the six-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8)       As of 2/28/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)       As of 2/28/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Georgia Municipals Fund as of February 28, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.16%	2.82%	2.92%
One Year	6.31	5.51	N.A.
Five Years	5.45	4.70	N.A.
Ten Years	5.25	4.50	N.A.
Life of Fund†	4.73	4.83	5.51	*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.72%	-2.18%	1.92%
One Year	1.25	0.51	N.A.
Five Years	4.44	4.37	N.A.
Ten Years	4.74	4.50	N.A.
Life of Fund†	4.34	4.83	4.51	*

† Inception date: Class A: 12/7/93; Class B: 12/23/91; Class C: 4/25/06

*Returns shown are cumulative since inception of share class.

Total Annual

Operating Expenses (2)	Class A	Class B	Class C

	1.20%	1.95%	1.95%

From the Fund’s Prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate (3)	4.20%	3.45%	3.45%
Taxable-Equivalent Distribution Rate (3), (4)	6.87	5.65	5.65
SEC 30-day Yield (5)	3.44	2.88	2.88
Taxable-Equivalent SEC 30-day Yield (4), (5)	5.63	4.71	4.71

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	2.89%
One Year	4.96
Five Years	5.14
Ten Years	5.75

Lipper Averages(7)

Lipper Georgia Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	2.46%
One Year	4.11
Five Years	4.16
Ten Years	4.87

Portfolio Manager: Cynthia J. Clemson

Rating Distribution**(8), (9)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at February 28, 2007 is as follows:

AAA	73.3%
AA	8.8%
A	6.4%
BBB	4.6%
BB	0.6%
B	1.0%
CCC	1.6%
Non-Rated	1.7%

Fund Statistics(9)

• Number of Issues:	72
• Average Maturity:	20.8 years
• Effective Maturity:	9.9 years
• Average Rating:	AA+
• Average Call:	9.1 years
• Average Dollar Price:	$104.57

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects a 1% CDSC for the first year.

(2)       Includes expense interest of 0.45% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)       Taxable equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)       The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Georgia Municipal Debt Funds Classification contained 27, 26, 25 and 22 funds for the six-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8)       As of 2/28/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)       As of 2/28/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Kentucky Municipals Fund as of February 28, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.59%	2.18%	2.18%
One Year	4.79	3.97	N.A.
Five Years	4.63	3.86	N.A.
Ten Years	4.76	4.01	N.A.
Life of Fund†	4.46	4.62	4.11	*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.27%	-2.82%	1.18%
One Year	-0.18	-1.03	N.A.
Five Years	3.63	3.52	N.A.
Ten Years	4.26	4.01	N.A.
Life of Fund†	4.08	4.62	3.11	*

† Inception date: Class A: 12/7/93; Class B: 12/23/91; Class C: 3/23/06

*Returns shown are cumulative since inception of share class.

Total Annual

Operating Expenses (2)	Class A	Class B	Class C

	0.85%	1.60%	1.60%

From the Fund’s Prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate (3)	4.17%	3.42%	3.42%
Taxable-Equivalent Distribution Rate (3), (4)	6.82	5.60	5.60
SEC 30-day Yield (5)	3.59	3.03	3.03
Taxable-Equivalent SEC 30-day Yield (4), (5)	5.88	4.96	4.96

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	2.89%
One Year	4.96
Five Years	5.14
Ten Years	5.75

Lipper Averages(7)

Lipper Kentucky Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	2.33%
One Year	3.91
Five Years	4.12
Ten Years	4.70

Portfolio Manager: William H. Ahern, CFA

Rating Distribution**(8), (9)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at February 28, 2007 is as follows:

AAA	73.9%
AA	14.5%
A	1.7%
BBB	5.1%
BB	0.2%
Non-Rated	4.6%

Fund Statistics(9)

• Number of Issues:	44
• Average Maturity:	17.9 years
• Effective Maturity:	7.8 years
• Average Rating:	AA+
• Average Call:	7.6 years
• Average Dollar Price:	$94.81

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects a 1% CDSC for the first year.

(2)       Includes expense interest of 0.06% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)       Taxable equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)       The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Kentucky Municipal Debt Funds Classification contained 18, 17, 17 and 11 funds for the six-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8)       As of 2/28/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)       As of 2/28/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Louisiana Municipals Fund as of February 28, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
Six Months	3.46%	3.01%
One Year	6.61	5.90
Five Years	5.61	4.83
Ten Years	5.50	4.70
Life of Fund†	5.17	5.09

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.49%	-1.99%
One Year	1.57	0.90
Five Years	4.59	4.50
Ten Years	4.99	4.70
Life of Fund†	4.78	5.09

† Inception date: Class A: 2/14/94; Class B: 10/2/92

Total Annual

Operating Expenses(2)	Class A	Class B

	0.97%	1.73%

From the Fund’s Prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B

Distribution Rate(3)	4.36%	3.61%
Taxable-Equivalent Distribution Rate(3), (4)	7.14	5.91
SEC 30-day Yield(5)	3.60	3.04
Taxable-Equivalent SEC 30-day Yield(4), (5)	5.89	4.98

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	2.89%
One Year	4.96
Five Years	5.14
Ten Years	5.75

Lipper Averages(7)

Lipper Louisiana Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	2.56%
One Year	4.57
Five Years	4.26
Ten Years	4.86

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution*(8), (9)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at February 28, 2007 is as follows:

AAA	78.1%
A	15.3%
BBB	5.1%
BB	0.2%
Non-Rated	1.3%

Fund Statistics(9)

• Number of Issues:	50
• Average Maturity:	22.5 years
• Effective Maturity:	7.1 years
• Average Rating:	AA+
• Average Call:	7.1 years
• Average Dollar Price:	$100.40

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

(2)       Includes expense interest of 0.26% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)       Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax equivalent figures.

(5)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)       The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Louisiana Municipal Debt Funds Classification contained 13, 13, 13 and 11 funds for the six-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8)       As of 2/28/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)       As of 2/28/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Maryland Municipals Fund as of February 28, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.70%	3.30%	3.40%
One Year	6.64	5.79	N.A.
Five Years	5.16	4.39	N.A.
Ten Years	5.03	4.24	N.A.
Life of Fund†	4.75	4.91	6.03	*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.23%	-1.70%	2.40%
One Year	1.54	0.79	N.A.
Five Years	4.14	4.05	N.A.
Ten Years	4.52	4.24	N.A.
Life of Fund†	4.36	4.91	5.03	*

† Inception date: Class A: 12/10/93; Class B: 2/3/92; Class C: 5/2/06

*Returns shown are cumulative since inception of share class.

Total Annual

Operating Expenses (2)	Class A	Class B	Class C

	1.55%	2.30%	2.30%

From the Fund’s Prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate (3)	4.40%	3.67%	3.68%
Taxable-Equivalent Distribution Rate (3), (4)	7.11	5.93	5.94
SEC 30-day Yield (3)	3.69	3.13	3.13
Taxable-Equivalent SEC 30-day Yield (4), (5)	5.96	5.06	5.06

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	2.89%
One Year	4.96
Five Years	5.14
Ten Years	5.75

Lipper Averages(7)

Lipper Maryland Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	2.44%
One Year	4.04
Five Years	4.16
Ten Years	4.69

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution**(8), (9)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at February 28, 2007 is as follows:

AAA	54.1%
AA	14.7%
A	17.2%
BBB	3.5%
BB	0.2%
CC	0.2%
Non-Rated	10.1%

Fund Statistics(9)

• Number of Issues:	66
• Average Maturity:	24.5 years
• Effective Maturity:	9.5 years
• Average Rating:	AA
• Average Call:	9.4 years
• Average Dollar Price:	$106.42

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects a 1% CDSC for the first year.

(2)       Includes expense interest of 0.76% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)       Taxable-equivalent figures assume a maximum 38.09% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)       The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Maryland Municipal Debt Funds Classification contained 37, 35, 32 and 25 funds for the six-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8)       As of 2/28/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)       As of 2/28/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Missouri Municipals Fund as of February 28, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.14%	2.76%	2.77%
One Year	5.36	4.58	4.58
Five Years	5.60	4.84	N.A.
Ten Years	5.61	4.78	N.A.
Life of Fund†	5.25	5.48	4.83

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.71%	-2.24%	1.77%
One Year	0.31	-0.42	3.58
Five Years	4.57	4.51	N.A.
Ten Years	5.09	4.78	N.A.
Life of Fund†	4.87	5.48	4.83

† Inception date: Class A: 12/7/93; Class B: 5/1/92; Class C: 2/16/06

Total Annual

Operating Expenses (2)	Class A	Class B	Class C

	1.02%	1.77%	1.77%

From the Fund’s Prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate (3)	4.11%	3.37%	3.37%
Taxable-Equivalent Distribution Rate (3), (4)	6.73	5.52	5.52
SEC 30-day Yield (5)	3.26	2.68	2.68
Taxable-Equivalent SEC 30-day Yield (4), (5)	5.34	4.39	4.39

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	2.89%
One Year	4.96
Five Years	5.14
Ten Years	5.75

Lipper Averages(7)

Lipper Missouri Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	2.59%
One Year	4.24
Five Years	4.52
Ten Years	5.01

Portfolio Manager: Cynthia J. Clemson

Rating Distribution*(8), (9)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at February 28, 2007 is as follows:

AAA	75.9%
AA	7.1%
A	8.7%
BBB	2.6%
BB	1.5%
Non-Rated	4.2%

Fund Statistics(9)

• Number of Issues:	71
• Average Maturity:	19.4 years
• Effective Maturity:	9.7 years
• Average Rating:	AA+
• Average Call:	9.5 years
• Average Dollar Price:	$99.48

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects a 1% CDSC for the first year.

(2)       Includes expense interest of 0.27% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)       Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)       The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Missouri Municipal Debt Funds Classification contained 18, 18, 17 and 15 funds for the six-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8)       As of 2/28/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)       As of 2/28/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance North Carolina Municipals Fund as of February 28, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.35%	2.98%	2.99%
One Year	5.98	5.19	N.A.
Five Years	4.60	3.87	N.A.
Ten Years	4.97	4.21	N.A.
Life of Fund†	4.57	4.72	5.92	*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.59%	-2.02%	1.99%
One Year	0.91	0.19	N.A.
Five Years	3.60	3.52	N.A.
Ten Years	4.47	4.21	N.A.
Life of Fund†	4.18	4.72	4.92	*

† Inception date: Class A: 12/7/93; Class B: 10/23/91; Class C: 5/2/06

*Returns shown are cumulative since inception of share class.

Total Annual

Operating Expenses (2)	Class A	Class B	Class C

	1.15%	1.90%	1.90%

From the Fund’s Prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate (3)	4.27%	3.53%	3.53%
Taxable-Equivalent Distribution Rate (3), (4)	7.14	5.90	5.90
SEC 30-day Yield (5)	3.40	2.81	2.81
Taxable-Equivalent SEC 30-day Yield (4), (5)	5.69	4.70	4.70

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	2.89%
One Year	4.96
Five Years	5.14
Ten Years	5.75

Lipper Averages(7)

Lipper North Carolina Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	2.49%
One Year	4.11
Five Years	4.25
Ten Years	4.75

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution**(8), (9)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at February 28, 2007 is as follows:

AAA	58.3%
AA	24.2%
A	8.8%
BBB	7.7%
Non-Rated	1.0%

Fund Statistics(9)

• Number of Issues:	60
• Average Maturity:	19.4 years
• Effective Maturity:	7.9 years
• Average Rating:	AA+
• Average Call:	7.6 years
• Average Dollar Price:	$102.74

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects a 1% CDSC for the first year.

(2)       Includes expense interest of 0.38% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)       Taxable-equivalent figures assume a maximum 40.20% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)       The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper North Carolina Municipal Debt Funds Classification contained 29, 28, 24 and 23 funds for the six-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8)       As of 2/28/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)       As of 2/28/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Oregon Municipals Fund as of February 28, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.95%	3.62%	3.71%
One Year	6.93	6.14	N.A.
Five Years	5.31	4.56	N.A.
Ten Years	5.40	4.61	N.A.
Life of Fund†	4.88	5.09	6.07	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.03%	-1.38%	2.71%
One Year	1.89	1.14	N.A.
Five Years	4.29	4.22	N.A.
Ten Years	4.89	4.61	N.A.
Life of Fund†	4.50	5.09	5.07	%*

† Inception date: Class A: 12/28/93; Class B: 12/24/91; Class C: 3/2/06

*Returns shown are cumulative since inception of share class.

Total Annual

Operating Expenses (2)	Class A	Class B	Class C

	1.23%	1.98%	1.98%

From the Fund’s Prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate (3)	4.43%	3.69%	3.69%
Taxable-Equivalent Distribution Rate (3), (4)	7.49	6.24	6.24
SEC 30-day Yield (5)	3.62	3.05	3.06
Taxable-Equivalent SEC 30-day Yield (4), (5)	6.12	5.16	5.17

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	2.89%
One Year	4.96
Five Years	5.14
Ten Years	5.75

Lipper Averages(7)

Lipper Oregon Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	2.61%
One Year	4.51
Five Years	4.31
Ten Years	4.83

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution**(8), (9)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at February 28, 2007 is as follows:

AAA	58.5%
AA	26.2%
BBB	1.7%
B	3.4%
CCC	1.5%
Non-Rated	8.7%

Fund Statistics(9)

• Number of Issues:	81
• Average Maturity:	20.2 years
• Effective Maturity:	8.0 years
• Average Rating:	AA+
• Average Call:	7.5 years
• Average Dollar Price:	$100.63

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects a 1% CDSC for the first year.

(2)       Includes expense interest of 0.46% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)       Taxable-equivalent figures assume a maximum 40.85% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)       The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Oregon Municipal Debt Funds Classification contained 16, 15, 15 and 14 funds for the six-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8)       As of 2/28/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)       As of 2/28/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance South Carolina Municipals Fund as of February 28, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	4.28%	3.77%	3.77%
One Year	6.95	6.10	6.10
Five Years	6.39	5.61	N.A.
Ten Years	5.74	4.98	N.A.
Life of Fund†	5.29	5.18	7.01%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-0.67%	-1.23%	2.77%
One Year	1.86	1.10	5.10
Five Years	5.35	5.29	N.A.
Ten Years	5.23	4.98	N.A.
Life of Fund†	4.90	5.18	7.01%

† Inception date: Class A: 2/14/94; Class B: 10/2/92; Class C: 1/12/06

Total Annual

Operating Expenses (2)	Class A	Class B	Class C

	1.12%	1.87%	1.87%

From the Fund’s Prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate (3)	4.05%	3.32%	3.32%
Taxable-Equivalent Distribution Rate (3), (4)	6.70	5.49	5.49
SEC 30-day Yield (5)	3.58	3.02	3.01
Taxable-Equivalent SEC 30-day Yield (4), (5)	5.92	5.00	4.98

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	2.89%
One Year	4.96
Five Years	5.14
Ten Years	5.75

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	2.46%
One Year	4.34
Five Years	4.09
Ten Years	4.63

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution*(8), (9)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at February 28, 2007 is as follows:

AAA	73.6%
AA	12.3%
A	8.7%
BBB	4.1%
CCC	0.4%
Non-Rated	0.9%

Fund Statistics(9)

• Number of Issues:	72
• Average Maturity:	23.0 years
• Effective Maturity:	9.9 years
• Average Rating:	AA+
• Average Call:	9.4 years
• Average Dollar Price:	$104.01

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return or Class C shares reflects a 1% CDSC for the first year.

(2)       Includes expense interest of 0.37% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)       Taxable-equivalent figures assume a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)       The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 77, 75, 70 and 53 funds for the six-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8)       As of 2/28/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)       As of 2/28/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Tennessee Municipals Fund as of February 28, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.15%	2.69%	2.69%
One Year	5.52	4.74	N.A.
Five Years	5.07	4.30	N.A.
Ten Years	5.37	4.56	N.A.
Life of Fund†	4.97	5.09	5.29	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.74%	-2.31%	1.69%
One Year	0.52	-0.26	N.A.
Five Years	4.05	3.96	N.A.
Ten Years	4.86	4.56	N.A.
Life of Fund†	4.58	5.09	4.29	%*

† Inception date: Class A: 12/9/93; Class B: 8/25/92; Class C: 5/2/06

*Returns shown are cumulative since inception of share class.

Total Annual

Operating Expenses (2)	Class A	Class B	Class C

	0.92%	1.67%	1.67%

From the Fund’s Prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate (3)	4.13%	3.39%	3.39%
Taxable-Equivalent Distribution Rate (3), (4)	6.76	5.55	5.55
SEC 30-day Yield (5)	3.26	2.68	2.68
Taxable-Equivalent SEC 30-day Yield (4), (5)	5.34	4.39	4.39

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	2.89%
One Year	4.96
Five Years	5.14
Ten Years	5.75

Lipper Averages(7)

Lipper Tennessee Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	2.47%
One Year	4.33
Five Years	4.65
Ten Years	4.95

Portfolio Manager: Cynthia J. Clemson

Rating Distribution**(8), (9)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at February 28, 2007 is as follows:

AAA	83.4%
AA	5.3%
A	3.4%
BBB	4.7%
B	0.9%
Non-Rated	2.3%

Fund Statistics(9)

• Number of Issues:	61
• Average Maturity:	19.4 years
• Effective Maturity:	9.4 years
• Average Rating:	AA+
• Average Call:	8.4 years
• Average Dollar Price:	$102.29

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects a 1% CDSC for the first year.

(2)       Includes expense interest of 0.19% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)       Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)       The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Tennessee Municipal Debt Funds Classification contained 14, 10, 10 and 10 funds for the six-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8)       As of 2/28/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)       As of 2/28/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Virginia Municipals Fund as of February 28, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.34%	2.84%	3.03%
One Year	6.14	5.27	5.36
Five Years	5.33	4.55	N.A.
Ten Years	5.42	4.62	N.A.
Life of Fund†	4.95	5.23	6.13%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.59%	-2.16%	2.03%
One Year	1.14	0.27	4.36
Five Years	4.30	4.22	N.A.
Ten Years	4.91	4.62	N.A.
Life of Fund†	4.57	5.23	6.13%

† Inception date: Class A: 12/17/93; Class B: 7/26/91; Class C: 2/8/06

Total Annual

Operating Expenses (2)	Class A	Class B	Class C

	1.31%	2.06%	2.06%

From the Fund’s Prospectus dated 1/3/07, as revised 1/19/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate (3)	4.13%	3.37%	3.37%
Taxable-Equivalent Distribution Rate (3), (4)	6.74	5.50	5.50
SEC 30-day Yield (5)	3.57	3.00	3.00
Taxable-Equivalent SEC 30-day Yield (4), (5)	5.83	4.90	4.90

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	2.89%
One Year	4.96
Five Years	5.14
Ten Years	5.75

Lipper Averages(7)

Lipper Virginia Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	2.62%
One Year	4.08
Five Years	4.27
Ten Years	4.83

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution*(8), (9)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at February 28, 2007 is as follows:

AAA	71.2%
AA	10.8%
A	10.7%
BBB	3.6%
BB	0.2%
Non-Rated	3.5%

Fund Statistics(9)

• Number of Issues:	65
• Average Maturity:	22.2 years
• Effective Maturity:	12.2 years
• Average Rating:	AA+
• Average Call:	11.1 years
• Average Dollar Price:	$108.39

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects a 1% CDSC for the first year.

(2)       Includes expense interest of 0.54% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)       Taxable-equivalent figures assume a maximum 38.74% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)       The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Virginia Municipal Debt Funds Classification contained 37, 34, 31 and 28 funds for the six-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8)       As of 2/28/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)       As of 2/28/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of February 28, 2007

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 – February 28, 2007).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Alabama Municipals Fund

	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Expenses Paid During Period* (9/1/06 – 2/28/07)
Actual
Class A	$1,000.00	$1,032.30	$4.38
Class B	$1,000.00	$1,028.40	$8.15
Class C	$1,000.00	$1,028.40	$8.15
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.36
Class B	$1,000.00	$1,016.80	$8.10
Class C	$1,000.00	$1,016.80	$8.10

* Expenses are equal to the Fund's annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares, and 1.62% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on August 31, 2006.

Eaton Vance Municipals Funds as of February 28, 2007

FUND EXPENSES CONT'D

Eaton Vance Arkansas Municipals Fund

	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Expenses Paid During Period* (9/1/06 – 2/28/07)
Actual
Class A	$1,000.00	$1,038.90	$4.55
Class B	$1,000.00	$1,034.90	$8.32
Class C	$1,000.00	$1,033.90	$8.32
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51
Class B	$1,000.00	$1,016.60	$8.25
Class C	$1,000.00	$1,016.60	$8.25

* Expenses are equal to the Fund's annualized expense ratio of 0.90% for Class A shares, 1.65% for Class B shares, and 1.65% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on August 31, 2006.

Eaton Vance Georgia Municipals Fund

	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Expenses Paid During Period* (9/1/06 – 2/28/07)
Actual
Class A	$1,000.00	$1,031.60	$5.59
Class B	$1,000.00	$1,028.20	$9.35
Class C	$1,000.00	$1,029.20	$9.36
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.56
Class B	$1,000.00	$1,015.60	$9.30
Class C	$1,000.00	$1,015.60	$9.30

* Expenses are equal to the Fund's annualized expense ratio of 1.11% for Class A shares, 1.86% for Class B shares, and 1.86% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on August 31, 2006.

Eaton Vance Municipals Funds as of February 28, 2007

FUND EXPENSES CONT'D

Eaton Vance Kentucky Municipals Fund

	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Expenses Paid During Period* (9/1/06 – 2/28/07)
Actual
Class A	$1,000.00	$1,025.90	$4.12
Class B	$1,000.00	$1,021.80	$7.87
Class C	$1,000.00	$1,021.80	$7.87
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.11
Class B	$1,000.00	$1,017.00	$7.85
Class C	$1,000.00	$1,017.00	$7.85

* Expenses are equal to the Fund's annualized expense ratio of 0.82% for Class A shares, 1.57% for Class B shares, and 1.57% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on August 31, 2006.

Eaton Vance Louisiana Municipals Fund

	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Expenses Paid During Period* (9/1/06 – 2/28/07)
Actual
Class A	$1,000.00	$1,034.60	$4.69
Class B	$1,000.00	$1,030.10	$8.46
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.66
Class B	$1,000.00	$1,016.50	$8.40

* Expenses are equal to the Fund's annualized expense ratio of 0.93% for Class A shares and 1.68% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2006.

Eaton Vance Municipals Funds as of February 28, 2007

FUND EXPENSES CONT'D

Eaton Vance Maryland Municipals Fund

	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Expenses Paid During Period* (9/1/06 – 2/28/07)
Actual
Class A	$1,000.00	$1,037.00	$5.86
Class B	$1,000.00	$1,033.00	$9.68
Class C	$1,000.00	$1,034.00	$9.58
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.81
Class B	$1,000.00	$1,015.30	$9.59
Class C	$1,000.00	$1,015.40	$9.49

* Expenses are equal to the Fund's annualized expense ratio of 1.16% for Class A shares, 1.92% for Class B shares, and 1.90% Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on August 31, 2006.

Eaton Vance Missouri Municipals Fund

	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Expenses Paid During Period* (9/1/06 – 2/28/07)
Actual
Class A	$1,000.00	$1,031.40	$4.68
Class B	$1,000.00	$1,027.60	$8.45
Class C	$1,000.00	$1,027.70	$8.40
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.66
Class B	$1,000.00	$1,016.50	$8.40
Class C	$1,000.00	$1,016.50	$8.35

* Expenses are equal to the Fund's annualized expense ratio of 0.93% for Class A shares, 1.68% for Class B shares and 1.67% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2006.

Eaton Vance Municipals Funds as of February 28, 2007

FUND EXPENSES CONT'D

Eaton Vance North Carolina Municipals Fund

	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Expenses Paid During Period* (9/1/06 – 2/28/07)
Actual
Class A	$1,000.00	$1,033.50	$6.86
Class B	$1,000.00	$1,029.80	$10.62
Class C	$1,000.00	$1,029.90	$10.57
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.81
Class B	$1,000.00	$1,014.30	$10.54
Class C	$1,000.00	$1,014.40	$10.49

* Expenses are equal to the Fund's annualized expense ratio of 1.36% for Class A shares, 2.11% for Class B, and 2.10% for Class C shares multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period) The example assumes that the $1,000 was invested at the net asset per share determined at the close of business on August 31, 2006.

Eaton Vance Oregon Municipals Fund

	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Expenses Paid During Period* (9/1/06 – 2/28/07)
Actual
Class A	$1,000.00	$1,039.50	$6.73
Class B	$1,000.00	$1,036.20	$10.50
Class C	$1,000.00	$1,037.10	$10.40
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.66
Class B	$1,000.00	$1,014.50	$10.39
Class C	$1,000.00	$1,014.60	$10.29

* Expenses are equal to the Fund's annualized expense ratio of 1.33% for Class A shares, 2.08% for Class B shares, and 2.06% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on August 31, 2006.

Eaton Vance Municipals Funds as of February 28, 2007

FUND EXPENSES CONT'D

Eaton Vance South Carolina Municipals Fund

	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Expenses Paid During Period* (9/1/06 – 2/28/07)
Actual
Class A	$1,000.00	$1,042.80	$6.28
Class B	$1,000.00	$1,037.70	$10.00
Class C	$1,000.00	$1,037.70	$10.05
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.21
Class B	$1,000.00	$1,015.00	$9.89
Class C	$1,000.00	$1,014.90	$9.94

* Expenses are equal to the Fund's annualized expense ratio of 1.24% for Class A shares, 1.98% for Class B shares, and 1.99% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on August 31, 2006.

Eaton Vance Tennessee Municipals Fund

	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Expenses Paid During Period* (9/1/06 – 2/28/07)
Actual
Class A	$1,000.00	$1,031.50	$4.73
Class B	$1,000.00	$1,026.90	$8.49
Class C	$1,000.00	$1,026.90	$8.44
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.71
Class B	$1,000.00	$1,016.40	$8.45
Class C	$1,000.00	$1,016.50	$8.40

* Expenses are equal to the Fund's annualized expense ratio of 0.94% for Class A shares, 1.69% for Class B shares, and 1.68% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2006.

Eaton Vance Municipals Funds as of February 28, 2007

FUND EXPENSES CONT'D

Eaton Vance Virginia Municipals Fund

	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Expenses Paid During Period* (9/1/06 – 2/28/07)
Actual
Class A	$1,000.00	$1,033.40	$6.55
Class B	$1,000.00	$1,028.40	$10.31
Class C	$1,000.00	$1,030.30	$10.27
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.51
Class B	$1,000.00	$1,014.60	$10.24
Class C	$1,000.00	$1,014.70	$10.19

* Expenses are equal to the Fund's annualized expense ratio of 1.30% for Class A shares, 2.05% for Class B shares and 2.04% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2006.

Eaton Vance Alabama Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.8%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 3.6%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,056,390
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,063,900
		$2,120,290
General Obligations — 2.0%
$1,125	Huntsville, 5.25%, 5/1/31	$1,209,510
		$1,209,510
Hospital — 12.4%
$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,823,242
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	786,105
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	417,780
1,250	Huntsville, Health Care Authority, 5.75%, 6/1/31	1,336,475
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,067,230
1,000	Montgomery, Medical Clinic Board Healthcare Facility, (Jackson Hospital & Clinic), 4.75%, 3/1/36	1,004,000
860	Oneonta Eastern Health Care Facility Financing Authority, (Eastern Health Systems, Inc.), 7.75%, 7/1/21	937,082
		$7,371,914
Industrial Development Revenue — 6.2%
$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$622,254
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,064,050
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	799,065
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,194,714
		$3,680,083
Insured-Education — 15.3%
$2,000	Alabama State University, (XLCA), 4.625%, 8/1/36	$2,032,040
750	Auburn University, (MBIA), 5.00%, 6/1/26	778,905
1,110	Montgomery, Public Educational Building Authority (Alabama State University), (XLCA), 5.25%, 10/1/25	1,218,891
2,000	University of Alabama, (XLCA), 4.50%, 7/1/36	2,014,320
4,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	3,048,615
		$9,092,771

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 1.8%
$495	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(1)	$521,347
525	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	544,604
		$1,065,951
Insured-Escrowed / Prerefunded — 10.4%
$2,500	Birmingham, Waterworks and Sewer Board, (MBIA), Prerefunded to 1/1/13, 5.25%, 1/1/33(2)	$2,669,275
445	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	481,388
450	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	486,796
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/27	2,150,408
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	402,019
		$6,189,886
Insured-General Obligations — 13.4%
$1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	$1,586,085
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,143,940
500	Mobile, General Obligation Unlimited Warrants, (AMBAC), 5.00%, 2/15/30	534,045
1,000	Montgomery, (XLCA), 4.375%, 2/1/31(6)	1,001,570
1,000	Pell City, (XLCA), 5.00%, 2/1/24	1,075,570
700	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27(3)(4)	830,172
750	Tuscaloosa, (AMBAC), 4.375%, 7/1/37	752,347
		$7,923,729
Insured-Hospital — 9.7%
$3,000	Birmingham, Care Facility Financing Authority, (Children's Hospital), (AMBAC), 5.00%, 6/1/32(5)	$3,112,710
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,559,220
1,000	Huntsville, Health Care Authority, (MBIA), 5.40%, 6/1/22	1,085,320
		$5,757,250
Insured-Lease Revenue / Certificates of Participation — 6.9%
$1,250	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	$1,261,525
500	Montgomery County, Public Building Authority, (MBIA), 5.00%, 3/1/31	533,415

See notes to financial statements

Eaton Vance Alabama Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)	$1,363,016
770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	931,954
		$4,089,910
Insured-Special Tax Revenue — 1.9%
$1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	$1,142,687
		$1,142,687
Insured-Transportation — 3.9%
$1,090	Alabama State Dock Authority, (MBIA), 4.50%, 10/1/36	$1,097,990
500	Huntsville-Madison County Airport, (AMT), (MBIA), 5.40%, 7/1/19	510,505
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	696,790
		$2,305,285
Insured-Utilities — 1.8%
$1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$1,039,960
		$1,039,960
Insured-Water and Sewer — 15.6%
$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,304,394
550	Birmingham, Waterworks and Sewer Board, (AMBAC), 4.25%, 1/1/27(6)	548,878
500	Birmingham, Waterworks and Sewer Board, (AMBAC), 4.25%, 1/1/29(6)	495,410
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	808,392
555	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/27	593,040
550	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	587,697
1,640	Madison, Water and Wastewater Board, (XLCA), 4.25%, 12/1/28	1,640,558
1,000	Opelika, Water Works Board Utility Revenue, (FSA), 5.125%, 6/1/31	1,052,840
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,248,381
		$9,279,590

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 0.9%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$509,725
		$509,725
Total Tax-Exempt Investments — 105.8% (identified cost $58,983,125)		$62,778,541
Other Assets, Less Liabilities — (5.8)%		$(3,430,713)
Net Assets — 100.0%		$59,347,828

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 76.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 11.3% to 28.0% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $830,172 or 1.4% of the net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

(5)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  When-issued security.

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.6%
Principal Amount (000's omitted)	Security	Value
Education — 1.6%
$1,000	Conway, Public Facilities Board, (Hendrix College), 5.00%, 10/1/35	$1,037,700
		$1,037,700
Electric Utilities — 2.0%
$500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$528,195
750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	797,925
		$1,326,120
Escrowed / Prerefunded — 2.0%
$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$548,515
750	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	790,395
		$1,338,910
General Obligations — 3.7%
$2,750	Arkansas State College Savings, 0.00%, 6/1/14	$2,085,077
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	367,174
		$2,452,251
Hospital — 9.3%
$800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$826,240
750	Baxter County, Community Hospital District, Prerefunded to 9/1/09, 5.625%, 9/1/28	782,542
500	Baxter County, Hospital Revenue, 4.625%, 9/1/28	500,760
500	Baxter County, Hospital Revenue, 5.00%, 9/1/26	520,145
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	1,067,040
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	260,487
1,250	Paragould, Hospital, (Methodist Hospital Corp.), 6.375%, 10/1/17	1,276,925
785	Pulaski County, (Children's Hospital), 5.25%, 3/1/16	816,204
		$6,050,343

Principal Amount (000's omitted)	Security	Value
Housing — 3.5%
$435	Arkansas Development Finance Authority, Single Family Morgage, (GNMA), (AMT), 5.125%, 7/1/24	$451,652
250	Arkansas Development Finance Authority, Single Family Morgage, (GNMA/FNMA), 5.05%, 7/1/31	259,740
1,000	Arkansas Development Finance Authority, Single Family Morgage, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	1,017,900
130	Arkansas Development Finance Authority, Single Family Morgage, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	130,750
440	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	455,220
		$2,315,262
Industrial Development Revenue — 7.5%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$447,708
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,200,620
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	793,747
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	268,360
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,164,341
		$4,874,776
Insured-Education — 16.5%
$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,066,680
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,122,260
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,282,210
750	University of Arkansas, (AMBAC), 5.00%, 12/1/30	794,438
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,074,120
750	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	788,978
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	524,040
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	1,068,260
500	University of Arkansas, (Student Fee-Fort Smith Campus), (XLCA), 4.50%, 12/1/31	503,390
1,500	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,591,590
		$10,815,966

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 5.0%
$210	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	$219,448
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,145,530
1,400	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(1)	1,474,782
375	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.63%, 7/1/29(2)(3)	414,919
		$3,254,679
Insured-Escrowed / Prerefunded — 3.8%
$310	Arkansas State University, (Consolidated Building System), (AMBAC), Prerefunded to 4/1/07, 5.10%, 4/1/24	$313,494
500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	570,490
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	1,601,530
		$2,485,514
Insured-General Obligations — 3.4%
$500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	$335,280
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	523,775
500	Northwest Arkansas Community College, (AMBAC), 5.00%, 5/15/24	537,035
480	Puerto Rico, (MBIA), 5.50%, 7/1/20(1)	562,278
250	Springdale School District, (AMBAC), 4.50%, 6/1/24	251,278
		$2,209,646
Insured-Health-Miscellaneous — 1.5%
$430	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$425,846
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	532,860
		$958,706
Insured-Hospital — 8.3%
$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,219,982
1,500	Pulaski County, (Children's Hospital), (AMBAC), 5.00%, 3/1/30	1,589,790
2,065	Pulaski County, (Children's Hospital), (AMBAC), 5.00%, 3/1/35	2,187,165
400	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	401,900
		$5,398,837

Principal Amount (000's omitted)	Security	Value
Insured-Housing — 1.6%
$500	Arkansas State University, (Housing System), (FGIC), 4.75%, 3/1/24	$522,255
500	Arkansas State University, (Housing System), (FGIC), 5.00%, 3/1/34	528,825
		$1,051,080
Insured-Lease Revenue / Certificates of Participation — 3.7%
$500	Arkansas Development Finance Authority, (AMBAC), 5.00%, 12/1/40	$531,100
1,000	Arkansas Development Finance Authority, Single Family Morgage, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	1,058,200
720	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)	817,810
		$2,407,110
Insured-Other Revenue — 4.9%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$478,170
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	945,700
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	1,271,157
500	University of Arkansas, Parking Revenue, (MBIA), 5.00%, 7/1/29	526,060
		$3,221,087
Insured-Special Tax Revenue — 3.7%
$1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,209,740
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	216,860
1,000	Springdale Sales and Use Tax Revenue, (FSA), 4.00%, 7/1/27	1,000,680
		$2,427,280
Insured-Transportation — 2.5%
$1,200	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	$1,439,148
200	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.275%, 7/1/32(2)(4)	229,896
		$1,669,044

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Utilities — 3.2%
$1,935	Benton, Utilities Revenue, (AMBAC), 5.00%, 3/1/36	$2,074,320
		$2,074,320
Insured-Water and Sewer — 8.5%
$665	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	$698,682
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	523,280
500	Conway, Water Revenue, (FGIC), 5.125%, 12/1/23	526,560
1,395	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,467,791
1,500	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,607,220
710	Rogers, Water Revenue, (FSA), 4.375%, 11/1/36	714,977
		$5,538,510
Special Tax Revenue — 3.6%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,335,820
		$2,335,820
Transportation — 0.8%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$519,180
		$519,180
Water and Sewer — 2.0%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22	$1,022,630
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	289,208
		$1,311,838
Total Tax-Exempt Investments — 102.6% (identified cost $63,617,491)		$67,073,979
Other Assets, Less Liabilities — (2.6)%		$(1,715,383)
Net Assets — 100.0%		$65,358,596

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 64.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 33.7% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $644,815 or 1.0% of the net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.8%
Principal Amount (000's omitted)	Security	Value
Education — 2.0%
$1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31(1)	$1,569,405
		$1,569,405
Electric Utilities — 2.9%
$930	Georgia Municipal Electric Power Authority, 0.00%, 1/1/12	$683,048
1,000	Georgia Municipal Electric Power Authority, 8.25%, 1/1/11	1,156,620
665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	430,248
		$2,269,916
Escrowed / Prerefunded — 5.4%
$1,000	De Kalb County, Water and Sewer, Prerefunded to 10/1/09, 5.00%, 10/1/28	$1,043,050
1,000	De Kalb County, Water and Sewer, Prerefunded to 10/1/10, 5.125%, 10/1/31	1,059,540
800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	1,014,696
70	Georgia Municipal Electric Power Authority, Prerefunded to Various Dates, 0.00%, 1/1/12	52,291
1,000	Gwinnett County, Water and Sewer Authority, Prerefunded to 8/1/12, 5.25%, 8/1/24	1,078,840
		$4,248,417
General Obligations — 3.8%
$300	Alpharetta, 6.50%, 5/1/10	$314,253
2,000	Georgia, 1.00%, 3/1/26	1,176,320
500	Georgia, 2.00%, 12/1/23	370,840
1,000	Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12	1,111,000
		$2,972,413
Hospital — 2.0%
$500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$500,965
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), 5.50%, 5/15/31	1,045,530
		$1,546,495

Principal Amount (000's omitted)	Security	Value
Housing — 1.5%
$600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$645,234
500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), 5.625%, 9/1/30	545,425
		$1,190,659
Industrial Development Revenue — 11.5%
$2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28(1)(2)	$2,253,200
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	757,554
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09(1)	1,072,950
1,000	Cobb County, Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), 5.00%, 4/1/33	1,037,930
750	Effingham County, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	763,395
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,265,587
798	Savannah, EDA, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	807,307
1,000	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	1,001,620
		$8,959,543
Insured-Education — 5.3%
$1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	$1,033,130
1,500	Fulton County, Development Authority, (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34	1,567,770
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,532,625
		$4,133,525
Insured-Electric Utilities — 5.6%
$1,000	Burke County, Development Authority, (Georgia Power Co.), (FGIC), 4.75%, 5/1/34	$1,014,500
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,361,904
		$4,376,404

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 7.0%
$1,000	Atlanta, Airport, (FGIC), Prerefunded to 1/1/10, 5.60%, 1/1/30	$1,062,410
3,000	Metropolitan Atlanta Rapid Transit Authority, (MBIA), Prerefunded to 7/1/08, 6.367%, 7/1/20(3)	3,086,670
1,250	Puerto Rico Public Finance Corp., Prerefunded to 6/1/08, (AMBAC), 5.00%, 6/1/26	1,283,775
		$5,432,855
Insured-General Obligations — 5.4%
$2,000	Decatur, (FSA), 4.25%, 1/1/37	$1,988,180
660	Fayette County, School District, (FSA), 0.00%, 3/1/25	585,453
900	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27(4)(5)	1,067,364
480	Puerto Rico, (MBIA), 5.50%, 7/1/20(3)	562,278
		$4,203,275
Insured-Hospital — 5.1%
$2,500	Clark County Hospital Authority, (Athens Regional Medical Center), (MBIA), 4.50%, 1/1/35	$2,517,475
1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,083,370
400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 8.81%, 8/1/10(4)(6)	408,220
		$4,009,065
Insured-Housing — 4.9%
$2,785	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$2,825,939
1,000	Tift County Development Authority, (Abraham Baldwin Agriculture), (CIFG), 4.375%, 8/1/31	1,006,120
		$3,832,059
Insured-Industrial Development Revenue — 1.3%
$1,000	Monroe County, Development Authority Pollution Control, (Georgia Power Co.), (AMBAC), Variable Rate, 4.90%, 7/1/36	$1,028,060
		$1,028,060
Insured-Lease Revenue / Certificates of Participation — 5.5%
$1,000	Atlanta, Downtown Development Authority, (MBIA), 4.50%, 12/1/26	$1,020,830
750	Atlanta, Public Safety and Judicial Facilities Authority, (Public Safety Facility), (FSA), 5.00%, 12/1/26	809,115

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$1,000	Georgia Local Government Certificate of Participation, (MBIA), 4.75%, 6/1/28	$1,080,450
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(3)	1,363,016
		$4,273,411
Insured-Other Revenue — 2.0%
$1,500	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32	$1,553,145
		$1,553,145
Insured-Special Tax Revenue — 2.9%
$1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	$1,055,990
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,240,240
		$2,296,230
Insured-Transportation — 11.3%
$785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$812,758
1,000	College Park, (Atlanta International Airport), (FGIC), 4.50%, 1/1/31	1,009,760
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,180,570
1,000	Metropolitan Atlanta Rapid Transit Authority, (FGIC), 5.25%, 7/1/32(7)	1,181,700
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	479,678
1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	1,199,279
795	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)	953,436
300	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	329,931
1,500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36(3)	1,649,650
		$8,796,762
Insured-Water and Sewer — 14.5%
$1,180	Atlanta, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$1,208,532
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	2,122,120
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	523,615
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	2,101,300
500	Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30	526,925

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$1,135	Coweta County, Water & Sewer Authority, (FSA), 5.00%, 6/1/26	$1,293,764
1,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	1,156,010
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	1,167,950
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	1,183,910
		$11,284,126
Lease Revenue / Certificates of Participation — 1.2%
$1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	$902,070
		$902,070
Other Revenue — 1.4%
$1,000	Main Street National Gas, Inc., (Main Street Natural Gas, Inc.), 5.00%, 3/15/22	$1,102,080
		$1,102,080
Transportation — 0.3%
$250	Augusta, Airport Passenger Facility Charge, 5.15%, 1/1/35	$260,655
		$260,655
Total Tax-Exempt Investments (identified cost $74,955,240)		$80,240,570
Short-Term Investments — 2.6%
Principal Amount (000's omitted)	Description	Value
$2,000	Albany-Dougherty, County Hospital Authority, (AMBAC), Variable Rate, 3.66%, 9/1/20	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 105.4% (identified cost $76,955,240)		$82,240,570
Other Assets, Less Liabilities — (5.4)%		$(4,187,855)
Net Assets — 100.0%		$78,052,715

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 69.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 26.8% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $1,475,584 or 1.9% of the net assets.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

(6)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

(7)  When-issued security.

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.2%
Principal Amount (000's omitted)	Security	Value
Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,318,861
		$1,318,861
Electric Utilities — 5.3%
$3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$2,264,465
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,056,390
		$3,320,855
General Obligations — 2.5%
$1,465	Bowling Green, 5.30%, 6/1/19	$1,546,146
		$1,546,146
Hospital — 1.7%
$1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	$1,042,300
		$1,042,300
Housing — 1.7%
$1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), Variable Rate, 5.00%, 6/1/35	$1,044,060
		$1,044,060
Industrial Development Revenue — 5.4%
$1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	$1,523,610
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,840,821
		$3,364,431
Insured-Education — 3.3%
$2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	$2,077,200
		$2,077,200
Insured-Electric Utilities — 1.9%
$2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	$1,180,480
		$1,180,480

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 3.3%
$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,054,880
1,000	University of Kentucky, University Consolidated Revenue, (FGIC), Prerefunded to 5/1/10, 5.00%, 5/1/19	1,040,840
		$2,095,720
Insured-General Obligations — 3.5%
$350	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27(1)(2)	$415,086
600	Puerto Rico, (MBIA), 5.50%, 7/1/20(3)	702,848
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,061,470
		$2,179,404
Insured-Hospital — 5.6%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	$861,781
6,775	Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,634,526
		$3,496,307
Insured-Industrial Development Revenue — 1.6%
$1,000	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$1,025,970
		$1,025,970
Insured-Lease Revenue / Certificates of Participation — 16.9%
$1,000	Gallatin County, School District Finance Corp. School Building, (XLCA), 4.50%, 5/1/26	$1,024,510
1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	1,404,297
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	1,033,480
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,167,791
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	1,064,670
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	1,047,910
1,000	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,178,660
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,178,660
900	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(3)	1,022,262
455	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	441,436
		$10,563,676

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 19.4%
$3,000	Kenton County, Airport, (MBIA), (AMT), 6.30%, 3/1/15(4)	$3,066,150
1,195	Kenton County, Airport, (MBIA), (AMT), 6.45%, 3/1/15	1,248,369
2,000	Kentucky Economic Development Authority, (State Turnpike Revitalization), (AMBAC), 5.00%, 7/1/25	2,148,640
1,000	Kentucky Economic Development Authority, (State Turnpike Revitalization), (FGIC), 0.00%, 1/1/10	898,050
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	3,197,850
1,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	1,541,895
		$12,100,954
Insured-Water and Sewer — 14.3%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,576,410
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,046,070
2,000	Campbell and Kenton County, Sanitation District No. 1, (MBIA), 4.375%, 8/1/35	2,006,080
1,060	Kentucky Rural Water Finance Corp., (MBIA), 4.70%, 8/1/35	1,094,779
3,000	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	3,196,110
		$8,919,449
Lease Revenue / Certificates of Participation — 7.0%
$1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$808,180
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,568,748
		$4,376,928
Other Revenue — 0.7%
$4,200	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$289,506
3,500	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	128,415
		$417,921
Senior Living / Life Care — 5.0%
$3,000	Kenton County, (Highland Terrace), (AMT), (FHA), 6.95%, 12/1/26	$3,097,230
		$3,097,230
Total Tax-Exempt Investments — 101.2% (identified cost $58,305,148)		$63,167,892
Other Assets, Less Liabilities — (1.2)%		$(764,186)
Net Assets — 100.0%		$62,403,706

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 69.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.3% to 24.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $415,086 or 0.7% of the net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.3%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 1.1%
$380	Louisiana Public Facilities Authority, (Eden Point), Prerefunded to 3/1/09, 6.25%, 3/1/34	$405,471
		$405,471
Hospital — 9.7%
$1,000	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$1,041,640
1,035	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), 5.50%, 5/15/32	1,101,923
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	516,445
1,010	Tangipahoa Parish, Hospital Service District No.1, (North Oaks Medical Center), 5.00%, 2/1/30	1,046,138
		$3,706,146
Housing — 3.0%
$1,000	East Baton Rouge, Mortgage Finance Authority, Single Family, 4.625%, 10/1/38	$1,006,120
30	Louisiana Health Facilities Authority, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	30,584
385	Louisiana Housing Finance Authority, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	128,736
		$1,165,440
Industrial Development Revenue — 2.4%
$375	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$404,404
500	South Louisiana Port Commission, (Cargill), 5.85%, 4/1/17	510,520
		$914,924
Insured-Education — 19.1%
$500	Lafayette, Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	$526,585
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	515,600
1,500	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	1,505,025
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,061,800
500	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 2/15/26	519,905

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$850	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 7/1/32	$883,218
1,000	Louisiana Public Facilities Authority, (University of New Orleans), (MBIA), 4.75%, 3/1/32	1,036,000
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32	1,267,584
		$7,315,717
Insured-Electric Utilities — 8.4%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$812,850
1,350	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	1,400,409
1,000	Rapides Finance Authority, (Cleco Power, LLC), (AMBAC), 4.70%, 11/1/36	1,014,940
		$3,228,199
Insured-Escrowed / Prerefunded — 5.3%
$2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(2)	$1,650,305
335	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.272%, 7/1/32(3)(4)	403,025
		$2,053,330
Insured-General Obligations — 12.3%
$750	Louisiana, (CIFG), 5.00%, 7/15/25	$806,025
500	Louisiana, (FGIC), 5.00%, 11/15/20	519,430
500	Louisiana, (FSA), 4.25%, 5/1/25	502,315
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,589,017
800	New Orleans, (AMBAC), 0.00%, 9/1/16	540,488
300	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27(3)(4)	355,788
360	Puerto Rico, (MBIA), 5.50%, 7/1/20(1)	421,709
		$4,734,772
Insured-Hospital — 2.1%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$815,730
		$815,730
Insured-Industrial Development Revenue — 3.4%
$1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	$1,304,825
		$1,304,825

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 4.3%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing ), (MBIA), 5.25%, 5/1/33	$526,345
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	517,205
540	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)	613,357
		$1,656,907
Insured-Other Revenue — 3.3%
$500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$514,950
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	739,382
		$1,254,332
Insured-Special Tax Revenue — 11.4%
$750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), 5.25%, 12/1/22	$801,127
1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	1,041,400
1,400	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	1,449,952
1,000	Saint Tammany Parish, Sales Tax District No. 3, (CIFG), 5.00%, 6/1/30	1,075,960
		$4,368,439
Insured-Transportation — 2.0%
$630	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)(5)	$755,553
		$755,553
Insured-Water and Sewer — 5.1%
$1,940	East Baton Rouge, Sewer Commission, (FSA), 4.50%, 2/1/36	$1,950,573
		$1,950,573
Other Revenue — 6.2%
$2,000	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$137,860
1,700	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	62,373
1,050	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	1,126,038
1,000	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,069,520
		$2,395,791

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 3.6%
$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$510,810
850	Louisiana Public Facilities Authority, (Glen Retirement System), 6.70%, 12/1/25	858,713
		$1,369,523
Transportation — 2.6%
$1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.20%, 10/1/18	$1,018,210
		$1,018,210
Total Tax-Exempt Investments — 105.3% (identified cost $38,142,955)		$40,413,882
Other Assets, Less Liabilities — (5.3)%		$(2,017,043)
Net Assets — 100.0%		$38,396,839

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 72.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.4% to 26.4% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $758,813 or 2.0% of the net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

(5)  Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.4%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.5%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,256,762
		$1,256,762
Education — 12.4%
$400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	$413,324
4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	4,188,520
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,311,425
500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	529,720
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.50%, 6/1/21	526,165
1,300	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.50%, 6/1/32	1,358,734
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,078,520
		$10,406,408
Escrowed / Prerefunded — 9.1%
$1,255	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,533,886
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,293,254
3,250	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39(1)	3,456,017
800	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/10, 6.75%, 7/1/30	884,792
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	464,091
		$7,632,040
General Obligations — 4.6%
$2,000	Baltimore County, (Metropolitan District), 4.25%, 9/1/36	$2,005,440
1,000	Montgomery County, 5.25%, 10/1/19	1,071,790
1,100	Puerto Rico, 0.00%, 7/1/16	751,179
		$3,828,409

Principal Amount (000's omitted)	Security	Value
Hospital — 15.5%
$2,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$2,526,025
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	1,506,900
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	1,083,310
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), 5.125%, 11/15/34(7)	2,121,300
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,468,052
1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	1,044,300
2,000	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,105,080
1,355	Prince George's County, (Greater Southeast Healthcare System), 6.375%, 1/1/13(2)	39,566
3,800	Prince George's County, (Greater Southeast Healthcare System), 6.375%, 1/1/23(2)	110,960
		$13,005,493
Housing — 1.2%
$1,000	Prince George's County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	$1,037,070
		$1,037,070
Industrial Development Revenue — 1.5%
$1,000	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$1,030,970
215	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	237,857
		$1,268,827
Insured-Education — 1.7%
$1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	$1,451,700
		$1,451,700
Insured-Electric Utilities — 9.0%
$1,000	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	$1,070,650
1,500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,597,710
4,650	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(3)	4,897,504
		$7,565,864

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 4.2%
$3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,537,936
		$3,537,936
Insured-General Obligations — 2.0%
$350	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27(4)(5)	$415,086
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,215,960
		$1,631,046
Insured-Hospital — 10.7%
$4,860	Maryland Health and Higher Educational Facilities Authority, (Medlantic), (AMBAC), 5.25%, 8/15/38(3)	$5,818,586
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,173,027
		$8,991,613
Insured-Housing — 3.5%
$2,895	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$2,928,727
		$2,928,727
Insured-Lease Revenue / Certificates of Participation — 2.0%
$1,500	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(3)	$1,703,770
		$1,703,770
Insured-Other Revenue — 1.3%
$1,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Parking Revenue, (AMBAC), 5.00%, 7/1/34	$1,053,590
		$1,053,590
Insured-Special Tax Revenue — 7.7%
$2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$2,193,620
2,010	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(3)	2,044,431
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	223,328
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	514,869
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	620,120
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	81,318

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	$745,980
		$6,423,666
Insured-Transportation — 8.0%
$1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	$1,064,660
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,583,265
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27(7)	1,593,825
2,000	Puerto Rico Transportation Authority, (FGIC), 5.25%, 7/1/39(6)	2,411,940
		$6,653,690
Insured-Water and Sewer — 6.1%
$500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	$526,540
1,000	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/36	1,076,050
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	1,120,510
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20(7)	2,351,000
		$5,074,100
Other Revenue — 2.9%
$4,300	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$296,399
3,700	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	135,753
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	944,798
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,074,670
		$2,451,620
Senior Living / Life Care — 0.9%
$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$393,855
325	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	326,284
		$720,139
Special Tax Revenue — 2.6%
$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$821,393
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	562,170
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	821,616
		$2,205,179
Total Tax-Exempt Investments (identified cost $88,602,818)		$90,827,649

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 1.9%
Principal Amount (000's omitted)	Description	Value
$1,100	Maryland Economic Development Corp., (University of Maryland ), (AMBAC), Variable Rate, 3.67%, 7/1/34	$1,100,000
500	Montgomery County, Variable Rate, 3.67%, 6/1/26	500,000
Total Short-Term Investments (at amortized cost, $1,600,000)		$1,600,000
Total Investments — 110.3% (identified cost $90,202,818)		$92,427,649
Other Assets, Less Liabilities — (10.3)%		$(8,602,192)
Net Assets — 100.0%		$83,825,457

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 52.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 20.5% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Defaulted bond.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $415,086 or 0.5% of the net assets.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

(6)  When-issued security.

(7)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%
Principal Amount (000's omitted)	Security	Value
Education — 2.3%
$2,000	Missouri Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/36	$2,026,200
		$2,026,200
Escrowed / Prerefunded — 1.2%
$1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	$1,088,190
		$1,088,190
Hospital — 9.2%
$1,000	Johnson County, (Western Missouri Medical Center), 5.00%, 6/1/25	$1,061,170
400	Joplin Industrial Development Authority, (Freeman Health Systems), 5.375%, 2/15/35	425,864
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,101,066
1,500	Missouri State Health and Educational Facilities Authority, (Children's Mercy Hospital), 5.30%, 5/15/28	1,534,035
1,000	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	1,022,380
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	500,876
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	268,547
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,260,563
		$8,174,501
Housing — 2.4%
$920	Jefferson County Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$972,679
105	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	106,134
20	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	20,296
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	517,766
500	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	516,260
		$2,133,135
Industrial Development Revenue — 4.2%
$310	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	$310,301
1,000	Missouri Development Finance Authority, Solid Waste Disposal, (Proctor and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,134,290

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	$1,247,280
1,000	Saint Louis Industrial Development Authority, (Anheuser-Busch), (AMT), 5.875%, 11/1/26	1,011,480
		$3,703,351
Insured-Education — 2.3%
$1,000	Missouri State Health and Educational Facilities Authority, (St. Louis University High School), (AMBAC), 4.75%, 10/1/24	$1,014,270
1,000	Northwest Missouri State University, (Housing System), (MBIA), 4.50%, 6/1/25	1,017,130
		$2,031,400
Insured-Electric Utilities — 12.1%
$2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	$2,339,460
1,550	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	1,565,128
1,000	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/26	1,077,280
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32(1)	1,059,780
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(2)	1,369,740
3,250	Springfield, Public Utility Revenue, (FGIC), 4.50%, 8/1/36	3,283,508
		$10,694,896
Insured-Escrowed / Prerefunded — 7.4%
$1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), Prerefunded to 7/1/08, 5.00%, 7/1/28	$1,554,885
575	Missouri State Health and Educational Facilities Authority, (Saint Louis Children's Hospital), (MBIA), Escrowed to Maturity, 0.00%, 5/15/08	549,947
1,500	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/01/15, (AGC), 5.00%, 7/1/45	1,639,350
662	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(2)	710,766
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,135,380
		$6,590,328
Insured-General Obligations — 6.8%
$1,300	Marion County School District No. 060, (FSA), 5.00%, 3/1/25	$1,396,161
900	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27(3)(4)	1,067,364

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,900	Saint Charles County, Francis Howell School District, (FGIC), 0.00%, 3/1/16	$1,326,105
1,000	Saint Charles County, Francis Howell School District, (FGIC), 5.25%, 3/1/21	1,145,230
1,000	Springfield, School District No R-12, (FSA), 5.25%, 3/1/25	1,103,720
		$6,038,580
Insured-Hospital — 8.3%
$9,500	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$5,461,645
540	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	297,140
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,596,405
		$7,355,190
Insured-Lease Revenue / Certificates of Participation — 14.2%
$1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/25	$1,099,720
1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	1,099,720
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	569,050
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	2,027,500
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,103,940
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	1,013,464
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	785,039
239	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(2)	256,263
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(2)	1,363,016
2,000	Saint Louis, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,207,140
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,062,790
		$12,587,642
Insured-Other Revenue — 0.9%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	$794,205
		$794,205

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 8.9%
$1,000	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	$1,058,000
2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (FSA), 5.25%, 7/1/28	2,708,070
1,955	Howard Bend, Levee District, (XLCA), 5.25%, 3/1/28	2,262,052
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	637,224
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,240,240
		$7,905,586
Insured-Transportation — 6.8%
$1,500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	$1,798,920
570	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(2)	683,595
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), 5.00%, 7/1/32	798,510
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	1,027,827
500	Saint Louis Airport, (Lambert International Airport), (FSA), 4.25%, 7/1/32	491,965
1,000	Saint Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	1,215,130
		$6,015,947
Insured-Water and Sewer — 1.1%
$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri - American Water Co.), (AMBAC), 4.60%, 12/1/36	$1,006,040
		$1,006,040
Pooled Loans — 3.1%
$2,750	Missouri Higher Education Loan Authority, Student Loan, (AMT), 5.45%, 2/15/09	$2,752,723
		$2,752,723
Senior Living / Life Care — 4.1%
$1,000	Kansas City, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$1,010,190
500	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.70%, 8/15/22	536,735
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	2,094,720
		$3,641,645

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 1.2%
$1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	$1,082,100
		$1,082,100
Water and Sewer — 1.4%
$520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	$521,414
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	763,670
		$1,285,084
Total Tax-Exempt Investments (identified cost $80,569,092)		$86,906,743
Short-Term Investments — 0.8%
Principal Amount (000's omitted)	Description	Value
$750	Curators University, System Facilities Revenue, Variable Rate, 3.64%, 11/1/35	$750,000
Total Short-Term Investments (at amortized cost, $750,000)		$750,000
Total Investments — 98.7% (identified cost $81,319,092)		$87,656,743
Other Assets, Less Liabilities — 1.3%		$1,112,784
Net Assets — 100.0%		$88,769,527

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 69.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 23.0% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $1,067,364 or 1.2% of the net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 115.0%
Principal Amount (000's omitted)	Security	Value
Education — 9.0%
$510	North Carolina Capital Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	$533,179
1,000	North Carolina Educational Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	1,063,470
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	4,920,536
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,101,019
		$7,618,204
Electric Utilities — 21.4%
$5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09	$5,201,850
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,348,525
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,772,195
1,950	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,268,046
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,293,980
4,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29(1)	4,225,560
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,067,210
		$18,177,366
Escrowed / Prerefunded — 13.6%
$1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20	$1,078,560
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	1,058,990
1,000	New Hanover County, Public Improvements, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,090,700
2,190	North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/11, 5.125%, 10/1/41	2,326,787
1,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,024,310
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17(2)	2,419,110
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	489,276
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,605,765
465	North Carolina Medical Care Commission, (Gaston Health Care), Prerefunded to 2/15/08, 5.00%, 2/15/29	475,579
		$11,569,077

Principal Amount (000's omitted)	Security	Value
General Obligations — 1.3%
$1,000	Charlotte, 5.00%, 7/1/29	$1,060,360
		$1,060,360
Hospital — 9.6%
$4,800	Charlotte-Mecklenburg, NC, Hospital Authority, (Carolinas Healthcare System), 5.00%, 1/15/45(1)	$5,024,000
535	North Carolina Medical Care Commission, (Gaston Health Care), 5.00%, 2/15/29	543,881
1,000	North Carolina Medical Care Commission, (Mission Health Combined Group), 4.25%, 10/1/29	980,730
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,053,880
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	521,465
		$8,123,956
Housing — 8.2%
$1,400	Charlotte Housing Authority, (Double Oaks), FHA, (FNMA), 7.35%, 5/15/26	$1,423,282
1,430	Charlotte Housing Authority, (South Oask Crossing Apartments), (AMT), 4.60%, 8/20/26	1,443,671
1,000	North Carolina Housing Finance Agency, 4.90%, 7/1/37	1,020,300
2,500	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,534,700
555	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	570,768
		$6,992,721
Insured-Education — 4.1%
$1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$1,381,604
2,000	University of North Carolina at Charlotte, (AMBAC), 4.75%, 10/1/35	2,085,240
		$3,466,844
Insured-Electric Utilities — 2.0%
$1,650	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	$1,711,611
		$1,711,611
Insured-Escrowed / Prerefunded — 3.9%
$1,745	Broad River, Water Authority Water System, (MBIA), Prerefunded to 6/1/10, 5.375%, 6/1/26	$1,854,586
1,375	East Carolina University, (Housing Dining Facility Systems Revenue), (AMBAC), Prerefunded to 5/1/11, 5.25%, 11/1/21	1,472,061
		$3,326,647

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 2.4%
$840	Puerto Rico, (MBIA), 5.50%, 7/1/20(1)	$983,987
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,071,117
		$2,055,104
Insured-Hospital — 8.4%
$1,200	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	$1,296,900
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	2,108,480
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,067,475
1,210	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/25	1,295,111
1,275	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/26	1,362,593
		$7,130,559
Insured-Lease Revenue / Certificates of Participation — 1.7%
$1,260	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)	$1,431,167
		$1,431,167
Insured-Special Tax Revenue — 3.6%
$3,000	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(1)	$3,051,390
		$3,051,390
Insured-Transportation — 9.6%
$500	Charlotte, Airport, (MBIA), (AMT), 5.25%, 7/1/21	$534,800
1,800	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	2,158,722
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36(1)	3,299,300
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,138,910
1,000	Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31	1,042,240
		$8,173,972
Insured-Water and Sewer — 4.6%
$1,685	Broad River, Water Authority Water System, (XLCA), 5.00%, 6/1/21	$1,812,841
500	Brunswick County, (FSA), Enterprise System Water and Sewer Revenue, 5.25%, 4/1/26	541,775

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	$1,587,765
		$3,942,381
Lease Revenue / Certificates of Participation — 3.1%
$1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	$1,047,770
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,568,280
		$2,616,050
Senior Living / Life Care — 0.3%
$250	North Carolina Medical Care Commission (United Methodist), 5.25%, 10/1/24	$259,063
		$259,063
Water and Sewer — 8.2%
$1,700	Charlotte, Storm Water, 5.00%, 6/1/25	$1,796,084
1,000	Charlotte, Water and Sewer, 4.625%, 7/1/36	1,025,120
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,092,750
2,000	Raleigh Enterprise System, 4.50%, 3/1/36	2,022,900
		$6,936,854
Total Tax-Exempt Investments — 115.0% (identified cost $91,444,008)		$97,643,326
Other Assets, Less Liabilities — (15.0)%		$(12,752,014)
Net Assets — 100.0%		$84,891,312

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 35.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 13.6% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.4%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.3%
$1,500	Western Generation Agency, (Wauna Cogeneration),(AMT), 5.00%, 1/1/12	$1,531,890
		$1,531,890
Education — 0.9%
$1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	$1,054,210
		$1,054,210
Electric Utilities — 1.7%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,001,130
1,000	Port of Morrow, Pollution Control, (Portland General Electric), 5.20%, 5/1/33	1,025,140
		$2,026,270
Escrowed / Prerefunded — 6.0%
$1,250	Portland, Community College District, Prerefunded to 6/1/11, 5.00%, 6/1/21	$1,316,687
4,000	Tri-County, Metropolitan Transportation District, Prerefunded to 8/1/09, 5.00%, 8/1/19(1)	4,128,360
1,500	Umatilla County, Hospital Facilities Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,604,010
		$7,049,057
General Obligations — 7.6%
$1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	$908,780
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26(2)	4,430,797
3,440	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,674,436
		$9,014,013
Hospital — 1.8%
$2,105	Hood River County, Health Facility Authority Elderly Housing, (Down Manor), 6.50%, 1/1/17	$2,130,028
		$2,130,028
Housing — 21.1%
$905	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$959,110

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$2,000	Oregon Housing and Community Services Department, (Single Family Mortgage), (AMT), 4.75%, 7/1/36	$2,023,220
2,170	Oregon Housing and Community Services Department, (Single Family Mortgage), (AMT), 5.00%, 1/1/25	2,249,357
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	767,332
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,545,600
905	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	922,964
525	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	527,961
565	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	568,260
660	Oregon Veterans Welfare, 5.25%, 10/1/42	679,635
1,560	Oregon Veterans Welfare, 5.50%, 12/1/42	1,617,580
1,655	Portland Housing Authority (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,659,485
2,080	Portland Housing Authority (Pearl Court LP), (AMT), 4.625%, 1/1/27	2,089,693
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,964,499
3,710	Portland Housing Authority, Multifamily Revenue Housing (Berry Ridge), (AMT), 6.30%, 5/1/29	3,719,980
1,500	Washington County, Housing Authority, (Bethany Meadows), (AMT), 5.85%, 9/1/27	1,540,575
		$24,835,251
Industrial Development Revenue — 5.3%
$590	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$596,909
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,503,955
335	Port of Portland, (North Portland Crown Zellerbach Corp.), 6.125%, 5/15/08	335,797
830	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	840,350
915	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	915,778
		$6,192,789
Insured-Education — 3.6%
$4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	$2,698,491
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,578,180
		$4,276,671

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 2.5%
$750	Emerald People's Utility District, (FSA), 5.25%, 11/1/22	$809,872
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,055,180
1,000	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,065,140
		$2,930,192
Insured-Escrowed / Prerefunded — 6.8%
$1,750	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), Prerefunded to 6/01/11, 5.00%, 6/1/26	$1,840,527
3,896	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	4,159,978
1,900	Umatilla County, School District No. 008R, (MBIA), Prerefunded to 6/15/09, 5.20%, 6/15/19(1)	1,966,129
		$7,966,634
Insured-General Obligations — 28.6%
$1,900	Beaverton, School District, (FSA), 4.125%, 6/1/26	$1,899,905
1,200	Clackamas County, School District No. 108, (FSA), 5.50%, 6/15/24	1,433,952
5,000	Clackamas County, School District No. 115, (MBIA), 0.00%, 6/15/27	1,998,700
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	666,520
2,950	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/23	1,510,429
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	636,440
1,230	Jackson County, School District No. 549C, (FSA), 4.25%, 12/15/28	1,231,464
2,000	Jackson County, School District No. 549C, (FSA), 4.50%, 12/15/31	2,033,720
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	210,132
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	535,080
4,000	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/29	1,448,200
2,000	Lane County, School District No. 40, (Creswell), (FSA), 4.25%, 6/15/27	2,009,020
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/30(1)	4,900,120
2,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/27	2,431,480
1,150	Marion and Clackamas Counties, School District No. 4J, (Silver Falls), (MBIA), 4.25%, 6/15/27	1,154,773
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,744,273
1,000	Oregon State Local Governments, (MBIA), 5.00%, 12/1/23	1,090,630
1,410	Polk Marion and Benton Counties Oresch District No. 13J, (FSA), 4.125%, 6/15/26(3)	1,388,709

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,265	Polk Marion and Benton Counties Oresch District No. 13J, (FSA), 4.125%, 6/15/27(3)	$1,241,901
600	Puerto Rico, (MBIA), 5.50%, 7/1/20(1)	702,848
1,925	Washington Clackamas and Yamhill Counties School District No. 88J, (MBIA), 4.25%, 6/15/28	1,927,291
3,500	Washington Multnomah and Yamhill Counties, School Distric No. 1J, (MBIA), 0.00%, 6/15/26	1,472,555
		$33,668,142
Insured-Hospital — 0.4%
$500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	$522,295
		$522,295
Insured-Lease Revenue / Certificates of Participation — 4.0%
$2,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/22	$2,155,160
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,600,140
900	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)	1,022,262
		$4,777,562
Insured-Special Tax Revenue — 1.4%
$1,200	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(1)	$1,220,556
730	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	296,417
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	121,977
		$1,638,950
Insured-Transportation — 4.1%
$1,580	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29(3)	$1,921,217
1,800	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	2,158,722
700	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.595%, 7/1/32(4)(5)	804,636
		$4,884,575

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 4.4%
$1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26(2)	$1,682,478
1,000	Portland, Sewer System, (FSA), 5.00%, 6/1/23	1,061,930
1,600	Portland, Water System, (MBIA), 4.50%, 10/1/31	1,625,504
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	788,055
		$5,157,967
Other Revenue — 1.4%
$1,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	$1,608,624
		$1,608,624
Senior Living / Life Care — 1.6%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,847,178
		$1,847,178
Special Tax Revenue — 2.9%
$2,000	Oregon Department of Transportation, (Highway User Tax), 5.125%, 11/15/26	$2,122,920
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,326,427
		$3,449,347
Total Tax-Exempt Investments (identified cost $120,491,994)		$126,561,645
Short-Term Investments — 4.6%
Principal Amount (000's omitted)	Description	Value
$5,400	Deschutes County, Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 3.65%, 1/1/32	$5,400,000
Total Short-Term Investments (at amortized cost, $5,400,000)		$5,400,000
Total Investments — 112.0% (identified cost $125,891,994)		$131,961,645
Other Assets, Less Liabilities — (12.0)%		$(14,189,325)
Net Assets — 100.0%		$117,772,320

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 54.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 14.9% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  When-issued security.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $804,636 or 0.7% of the net assets.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.3%
Principal Amount (000's omitted)	Security	Value
Education — 4.3%
$1,175	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$1,187,666
3,600	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	3,812,184
		$4,999,850
Electric Utilities — 0.7%
$750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	$797,925
		$797,925
Escrowed / Prerefunded — 2.9%
$695	Kershaw County, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	$721,278
1,000	Medical University Hospital Authority, Prerefunded to 8/15/12, 6.50%, 8/15/32	1,139,740
1,335	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	1,535,450
		$3,396,468
General Obligations — 5.9%
$1,500	Charleston County, School District, 5.00%, 2/1/25	$1,569,825
2,000	Lexington County, School District No. 1, 4.75%, 2/1/28	2,090,960
1,085	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	1,150,686
2,360	South Carolina, 3.25%, 8/1/30	2,016,714
		$6,828,185
Hospital — 1.3%
$1,000	Lexington County, (Health Services District, Inc.), 5.50%, 11/1/32	$1,066,240
250	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	267,717
165	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), 6.375%, 8/1/34	188,762
		$1,522,719
Housing — 0.3%
$300	South Carolina Housing Finance Authority, SFMR, (FHA), 6.45%, 7/1/17	$300,399
		$300,399

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 2.9%
$1,400	Darlington County, (Sonoco Products), (AMT), 6.00%, 4/1/26	$1,421,840
400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	404,988
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,527,316
		$3,354,144
Insured-Education — 5.8%
$1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$1,062,990
1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	1,363,625
1,500	Puerto Rico, Industrial Tourist, Educational, Medical and Environmental, (MBIA), 5.00%, 7/1/33(1)	1,549,725
1,345	University of South Carolina, (AMBAC), 4.75%, 5/1/27	1,389,600
1,285	University of South Carolina, (MBIA), 4.50%, 6/1/29	1,304,917
		$6,670,857
Insured-Electric Utilities — 11.9%
$7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	$2,936,175
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	1,004,539
2,090	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	1,075,200
1,500	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(1)	1,579,838
6,055	South Carolina Public Service Authority, (Santee - Cooper), (FSA), 4.50%, 1/1/36	6,124,330
1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,069,140
		$13,789,222
Insured-Escrowed / Prerefunded — 0.9%
$990	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	$1,057,010
		$1,057,010
Insured-General Obligations — 5.7%
$1,000	Anderson County, School District No. 4 (FSA), 4.50%, 3/1/25	$1,024,190
500	Berkeley County, (CIFG), 4.50%, 9/1/29	508,320
1,300	Berkeley County, (FSA), 2.00%, 9/1/25	927,095
1,000	Lancaster County, School District, (FSA), 4.75%, 3/1/18	1,035,950

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,980	Puerto Rico, (AGC), 5.50%, 7/1/29(1)	$2,397,714
600	Puerto Rico, (MBIA), 5.50%, 7/1/20(1)	702,848
		$6,596,117
Insured-Hospital — 0.9%
$1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	$1,077,400
		$1,077,400
Insured-Lease Revenue / Certificates of Participation — 18.8%
$1,255	Greenville County, School District, (FSA), 5.00%, 12/1/28	$1,347,619
3,590	Greenwood Fifty School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	3,594,344
2,810	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	2,989,447
2,230	Lexington, School District No. 2, (CIFG), 4.75%, 12/1/31	2,315,342
1,245	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)	1,414,129
3,665	Scago Educational Facilities Corp., Cherokee School District No 1, (FSA), 5.00%, 12/1/30	3,912,388
1,500	Scago Educational Facility Corp., Sumter School District No 17, (FSA), 4.50%, 12/1/31	1,508,745
4,635	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	4,640,608
		$21,722,622
Insured-Other Revenue — 1.6%
$1,710	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/25	$1,813,780
		$1,813,780
Insured-Pooled Loans — 4.5%
$4,980	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27(1)	$5,220,567
		$5,220,567
Insured-Special Tax Revenue — 1.0%
$1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	$1,095,050
		$1,095,050
Insured-Transportation — 9.5%
$2,700	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	$3,238,083

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$990	Puerto Rico Highway and Transportation Authority, (FSA), 5.00%, 7/1/32(1)	$1,039,328
1,095	Richland Lexington, Airport, (AMT), (CIFG), 5.00%, 1/1/21	1,164,905
4,000	South Carolina Transportation Infrastructure, (AMBAC), 5.00%, 10/1/33	4,218,960
1,250	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	1,334,075
		$10,995,351
Insured-Utilities — 5.0%
$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,210,920
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32(2)	2,460,380
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	2,125,880
		$5,797,180
Insured-Water and Sewer — 14.4%
$5,000	Beaufort-Jasper, Water and Sewer Authority, (FSA), 4.50%, 3/1/31	$5,076,000
750	Beaufort-Jasper, Water and Sewer Authority, (FSA), 5.00%, 3/1/26	795,788
2,500	Dorchester County, Water and Sewer System, (MBIA), 4.45%, 10/1/31	2,516,025
1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	1,058,000
1,000	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/27	1,051,970
2,800	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/34	2,978,388
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,571,865
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	514,325
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,079,860
		$16,642,221
Lease Revenue / Certificates of Participation — 8.7%
$2,000	Charleston Educational Excellence Financing Corp., 5.00%, 12/1/31	$2,117,860
1,000	Dorchester County, School District No. 2, 5.00%, 12/1/30	1,058,520
3,000	Greenville County, School District, (AGC), 5.00%, 12/1/24(1)	3,211,430
1,420	Lexington, One School Facility Corp., 5.00%, 12/1/23	1,516,546
2,000	Lexington, One School Facility Corp., 5.00%, 12/1/26	2,124,420
		$10,028,776

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 3.4%
$1,650	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	$1,769,488
2,000	Tobacco Settlement Management Authority, 6.375%, 5/15/28	2,164,660
		$3,934,148
Pooled Loans — 0.9%
$1,000	South Carolina Education Authority, Student Loan, (AMT), 6.30%, 9/1/08	$1,001,410
		$1,001,410
Total Tax-Exempt Investments — 111.3% (identified cost $121,931,677)		$128,641,401
Other Assets, Less Liabilities — (11.3)%		$(13,094,695)
Net Assets — 100.0%		$115,546,706

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 71.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 29.0% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.8%
Principal Amount (000's omitted)	Security	Value
Education — 2.7%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,535,415
		$1,535,415
Electric Utilities — 2.8%
$1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	$1,043,840
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	528,195
		$1,572,035
Escrowed / Prerefunded — 1.5%
$470	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	$528,195
280	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	314,670
		$842,865
Hospital — 5.7%
$1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	$1,077,890
3,200	Knox County, Health and Educational Facilities Authority, (Covenant Health), 0.00%, 1/1/42	563,072
500	Knox County, Health and Educational Facilities Authority, (East Tennessee Hospital), 5.75%, 7/1/33	537,825
1,000	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	1,058,290
		$3,237,077
Housing — 0.7%
$390	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	$397,835
		$397,835
Industrial Development Revenue — 1.7%
$475	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$487,773
500	McMinn County, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	506,905
		$994,678

Principal Amount (000's omitted)	Security	Value
Insured-Cogeneration — 1.8%
$1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	$1,050,650
		$1,050,650
Insured-Education — 5.6%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$1,019,160
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,469,087
750	Tennessee State School Bond Authority, (FSA), 4.25%, 5/1/36	739,462
		$3,227,709
Insured-Electric Utilities — 18.2%
$650	Bristol, Electric Revenue, (AMBAC), 4.75%, 9/1/24	$680,803
1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	1,245,170
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	570,145
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,053,910
1,750	Madison County, Suburban Utility District, (MBIA), 5.00%, 2/1/19	1,769,407
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,060,460
2,000	Metropolitan Government of Nashville and Davidson County, (MBIA), 0.00%, 5/15/17	1,331,380
1,000	Pleasant View, Utility District, (MBIA), 5.00%, 9/1/32	1,060,800
500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	532,570
250	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	264,945
750	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	856,087
		$10,425,677
Insured-Escrowed / Prerefunded — 9.8%
$500	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$535,465
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	267,827
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,547,325
825	Knox County, Health and Educational Facilities Authority, (Covenant Health), (FSA) Prerefunded to 1/01/13, 5.00%, 1/1/26	880,622
750	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/01/15, (AGC), 5.00%, 7/1/45	819,675
1,500	Shelby County, (Lebonheur Children's Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,578,075
		$5,628,989

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 8.8%
$1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	$864,377
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,450,200
500	Lincoln County, (FGIC), 5.25%, 4/1/21	574,685
700	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27(2)(3)	830,172
250	Putnam County, (FGIC), 5.25%, 4/1/20	285,303
1,000	Rutherford County, (MBIA), 4.50%, 4/1/30	1,015,220
		$5,019,957
Insured-Hospital — 1.2%
$675	Knox County, Health and Educational Facilites Authority, (Covenant Health), (FSA), 5.00%, 1/1/26	$706,415
		$706,415
Insured-Lease Revenue / Certificates of Participation — 2.9%
$500	Blount County, Public Building Authority, (XLCA), 4.50%, 6/1/37	$506,800
1,020	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)	1,158,564
		$1,665,364
Insured-Pooled Loans — 1.8%
$1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$1,048,300
		$1,048,300
Insured-Special Tax Revenue — 5.2%
$1,370	Memphis-Shelby County, Sports Authority, Inc., (Memphis Arena), (AMBAC), 5.125%, 11/1/29	$1,445,350
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	930,180
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	568,680
		$2,944,210
Insured-Transportation — 5.8%
$1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$1,598,205
1,000	Memphis-Shelby County, Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	1,039,860
570	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	683,595
		$3,321,660
Insured-Water and Sewer — 23.6%
$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,112,070

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$1,000	Hallsdale-Powell, Utility District, (FGIC), 5.00%, 4/1/31	$1,074,160
1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, (MBIA), 5.00%, 9/1/34	1,588,965
875	Knox County, First Utility District, (MBIA), 5.00%, 12/1/25	949,121
875	Knoxville, Waste Water System, (MBIA), 4.75%, 4/1/32	907,393
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,048,720
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,081,650
1,500	Rutherford County, Consolidated Utility District, (FSA), 5.00%, 2/1/31	1,606,380
1,270	West Wilson Utility District, Waterworks, (MBIA), 4.00%, 6/1/32	1,206,881
2,000	West Wilson Utility District, Waterworks, (MBIA), 5.00%, 6/1/34(4)	2,168,700
750	White House Utility District, Robertson and Sumner Counties, (MBIA), 4.25%, 1/1/32	742,575
		$13,486,615
Other Revenue — 4.0%
$2,000	Tennessee Energy Acquisition Corp., 5.25%, 9/1/26(1)	$2,299,510
		$2,299,510
Total Tax-Exempt Investments — 103.8% (identified cost $55,399,388)		$59,404,961
Other Assets, Less Liabilities — (3.8)%		$(2,164,566)
Net Assets — 100.0%		$57,240,395

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 81.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 32.9% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $830,172 or 1.5% of the net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.7%
Principal Amount (000's omitted)	Security	Value
Education — 3.0%
$800	Alexandria Industrial Development Authority, 4.50%, 1/1/35	$803,896
2,920	Virginia College Building Authority, 4.75%, 9/1/35	3,023,456
		$3,827,352
Electric Utilities — 1.7%
$2,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29(1)	$2,112,780
		$2,112,780
General Obligations — 2.8%
$1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	$1,490,511
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,113,360
		$3,603,871
Hospital — 14.4%
$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,344,365
1,500	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/14	1,616,310
2,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/15	2,163,720
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	5,482,229
1,850	Henrico County, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	1,970,657
500	Prince William County Industrial Development Authority, 5.20%, 10/1/30	533,020
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,077,600
3,000	Stafford County, Economic Development Authority, (Medicorp Health System), 5.25%, 6/15/37	3,195,000
		$18,382,901
Housing — 4.7%
$970	Alexandria, Redevelopment and Housing Authority, MFMR, (Buckingham Village Apartments), (AMT), 5.45%, 7/1/18	$984,744
1,875	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	1,934,794
3,000	Virginia Housing Development Authority, 4.75%, 7/1/22	3,067,830
		$5,987,368

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 2.9%
$1,250	James City County Industrial Development Authority, (Anheuser Busch), (AMT), 6.00%, 4/1/32	$1,264,637
2,265	Norfolk, Airport Authority, (AMT), 6.25%, 1/1/30	2,415,124
		$3,679,761
Insured-Education — 6.2%
$6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	$7,845,779
		$7,845,779
Insured-Electric Utilities — 5.7%
$3,495	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(1)	$3,681,027
2,100	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	2,397,045
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,146,460
		$7,224,532
Insured-Escrowed / Prerefunded — 2.1%
$2,500	Virginia Resource Authority Infrastructure Revenue, (MBIA), Prerefunded to 5/1/11, 5.50%, 5/1/26	$2,700,475
		$2,700,475
Insured-General Obligations — 5.7%
$710	Fairfax, (MBIA), 4.50%, 1/15/36	$721,516
3,900	Harrisonburg, (FSA), 4.25%, 2/1/33	3,884,712
1,000	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27(2)(3)	1,185,960
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20(1)	1,405,696
		$7,197,884
Insured-Hospital — 8.4%
$3,325	Harrisonburg, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$3,356,887
1,500	Henrico County, (Bon Secours Health System, Inc.), (MBIA), 6.25%, 8/15/20	1,842,165
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,520,950
		$10,720,002
Insured-Housing — 3.0%
$3,600	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36(1)	$3,805,203
		$3,805,203

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 12.9%
$900	Powhatan County Economic Development Authority, Lease Revenue, (AMBAC), 5.25%, 7/15/33	$964,368
1,800	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)	2,044,524
4,250	Rappahannock, Regional Jail Authority, (MBIA), 4.50%, 12/1/36	4,294,923
725	Western Regional Jail Authority, (MBIA), 4.25%, 6/1/29	724,442
1,075	Western Regional Jail Authority, (MBIA), 4.25%, 6/1/34	1,062,100
1,295	Western Regional Jail Authority, (MBIA), 4.25%, 6/1/39	1,280,341
5,965	Westmoreland County Industrial Development Authority, Lease Revenue, (MBIA), 4.50%, 11/1/36	6,013,615
		$16,384,313
Insured-Pooled Loans — 1.7%
$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$260,505
1,740	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,859,242
		$2,119,747
Insured-Special Tax Revenue — 1.7%
$1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$568,470
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,554,320
		$2,122,790
Insured-Transportation — 17.0%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, District, (General Resolution), (MBIA), 5.50%, 7/1/25	$6,007,900
1,000	Metropolitan Washington, DC, Authority Airport System, (FGIC), (AMT), 5.00%, 10/1/33	1,043,850
1,000	Metropolitan Washington, DC, Authority Airport System, (FGIC), (AMT), 5.25%, 10/1/32	1,054,860
3,255	Metropolitan Washington, DC, Authority Airport System, (MBIA), (AMT), 5.50%, 10/1/27	3,481,418
1,000	Norfolk, Airport Authority, (FGIC), 5.125%, 7/1/31	1,041,870
3,055	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	3,663,800
750	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36(1)	824,825
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,497,168
		$21,615,691
Insured-Utilities — 0.8%
1,000	Richmond, Public Utilities, (FSA), 5.00%, 1/15/27	1,044,800
		$1,044,800

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 2.6%
$1,000	Henry County, Water and Sewer Authority, (FSA), 5.50%, 11/15/19	$1,160,760
1,000	Spotsylvania County, Water and Sewer, (FSA), 4.75%, 6/1/32	1,022,160
1,000	Upper Occoquan, Sewer Authority, (MBIA), 5.15%, 7/1/20	1,129,570
		$3,312,490
Other Revenue — 6.7%
$7,000	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$482,510
6,000	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	220,140
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,343,950
3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34(1)	3,217,250
3,000	Tobacco Settlement Financing Corp., 5.625%, 6/1/37(1)	3,206,940
		$8,470,790
Senior Living / Life Care — 2.1%
$1,600	Henrico County, Development Authority, (Westminster-Canterbury), 5.00%, 10/1/35	$1,652,256
1,000	Virginia Beach, Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	1,036,750
		$2,689,006
Special Tax Revenue — 0.2%
$300	Heritage Hunt, Community Development Authority, 6.85%, 3/1/19	$303,618
		$303,618
Water and Sewer — 6.4%
$4,250	Fairfax County, Water Authority, 5.00%, 4/1/21(4)	$4,784,990
2,795	Fairfax County, Water Authority, 5.25%, 4/1/27	3,311,488
		$8,096,478
Total Tax-Exempt Investments — 112.7% (identified cost $132,573,236)		$143,247,631
Other Assets, Less Liabilities — (12.7)%		$(16,106,781)
Net Assets — 100.0%		$127,140,850

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 60.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 31.8% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $1,185,960 or 0.9% of the net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2007

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Assets
Investments —
Identified cost	$58,983,125	$63,617,491	$76,955,240	$58,305,148
Unrealized appreciation	3,795,416	3,456,488	5,285,330	4,862,744
Investments, at value	$62,778,541	$67,073,979	$82,240,570	$63,167,892
Cash	$804,348	$1,164,657	$635,506	$80,375
Receivable for investments sold	49,220	260,497	—	—
Receivable for Fund shares sold	131,325	165,135	55,890	1,896
Interest receivable	635,808	838,236	892,648	649,476
Receivable for daily variation margin on open financial futures contracts	22,382	—	42,318	13,798
Total assets	$64,421,624	$69,502,504	$83,866,932	$63,913,437
Liabilities
Payable for investments purchased	$—	$519,278	$—	$—
Payable for Fund shares redeemed	177,765	19,595	188,256	30,074
Payable for floating rate notes issued	2,640,000	3,365,000	4,150,000	1,000,000
Demand note payable	—	—	—	300,000
Dividends payable	81,612	92,568	108,832	71,100
Payable for open interest rate swap contracts	25,643	61,766	48,763	27,412
Interest expense and fees payable	24,764	20,722	50,490	8,624
Payable for when-issued securities	2,050,964	—	1,181,700	—
Payable to affiliate for investment advisory fees	13,821	15,637	20,562	15,369
Payable to affiliate for distribution and service fees	27,085	25,361	32,987	25,723
Accrued expenses	32,142	23,981	32,627	31,429
Total liabilities	$5,073,796	$4,143,908	$5,814,217	$1,509,731
Net Assets	$59,347,828	$65,358,596	$78,052,715	$62,403,706
Sources of Net Assets
Paid-in capital	$55,839,232	$62,940,891	$74,899,619	$61,025,487
Accumulated net realized loss (computed on the basis of identified cost)	(141,317)	(887,239)	(2,012,565)	(3,353,652)
Accumulated distributions in excess of net investment income	(102,564)	(89,778)	(68,956)	(82,150)
Net unrealized appreciation (computed on the basis of identified cost)	3,752,477	3,394,722	5,234,617	4,814,021
Net Assets	$59,347,828	$65,358,596	$78,052,715	$62,403,706
Class A Shares
Net Assets	$44,605,762	$56,154,707	$61,916,573	$52,239,175
Shares Outstanding	4,468,369	5,540,603	6,482,688	5,628,830
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.98	$10.14	$9.55	$9.28
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$10.48	$10.65	$10.03	$9.74
Class B Shares
Net Assets	$12,582,341	$6,956,304	$12,969,302	$9,213,342
Shares Outstanding	1,146,283	638,885	1,271,280	920,026
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.98	$10.89	$10.20	$10.01
Class C Shares
Net Assets	$2,159,725	$2,247,585	$3,166,840	$951,189
Shares Outstanding	196,648	206,535	310,209	95,002
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.98	$10.88	$10.21	$10.01

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of February 28, 2007

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments —
Identified cost	$38,142,955	$90,202,818	$81,319,092	$91,444,008
Unrealized appreciation	2,270,927	2,224,831	6,337,651	6,199,318
Investments, at value	$40,413,882	$92,427,649	$87,656,743	$97,643,326
Cash	$263,842	$749,992	$2,412,190	$—
Receivable for investments sold	20,000	—	20,000	—
Receivable for Fund shares sold	32,677	1,153,263	655,755	84,182
Interest receivable	436,584	952,278	942,920	994,237
Receivable for daily variation margin on open financial futures contracts	19,914	51,317	46,466	20,251
Total assets	$41,186,899	$95,334,499	$91,734,074	$98,741,996
Liabilities
Payable for Fund shares redeemed	$18,659	$107,554	$120,386	$52,834
Payable for floating rate notes issued	2,620,000	8,680,000	2,580,000	12,900,000
Demand note payable	—	—	—	500,000
Dividends payable	59,075	83,395	104,621	124,761
Payable for open interest rate swap contracts	24,382	153,811	57,368	90,220
Interest expense and fees payable	24,806	45,612	11,703	83,136
Payable for when-issued securities	—	2,349,580	—	—
Due to custodian	—	—	—	1,927
Payable to affiliate for investment advisory fees	6,679	21,978	23,792	23,428
Payable to affiliate for distribution and service fees	15,124	35,593	34,858	34,096
Accrued expenses	21,335	31,519	31,819	40,282
Total liabilities	$2,790,060	$11,509,042	$2,964,547	$13,850,684
Net Assets	$38,396,839	$83,825,457	$88,769,527	$84,891,312
Sources of Net Assets
Paid-in capital	$36,836,618	$82,370,882	$83,887,400	$79,468,047
Accumulated net realized loss (computed on the basis of identified cost)	(667,156)	(879,860)	(1,291,041)	(608,427)
Accumulated undistributed (distributions in excess of) net investment income	(16,750)	278,595	(104,973)	(74,394)
Net unrealized appreciation (computed on the basis of identified cost)	2,244,127	2,055,840	6,278,141	6,106,086
Net Assets	$38,396,839	$83,825,457	$88,769,527	$84,891,312
Class A Shares
Net Assets	$33,107,762	$67,336,137	$75,008,280	$71,883,436
Shares Outstanding	3,285,896	6,902,104	7,340,224	7,581,440
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.08	$9.76	$10.22	$9.48
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$10.58	$10.25	$10.73	$9.95
Class B Shares
Net Assets	$5,289,077	$15,157,479	$10,971,195	$10,501,910
Shares Outstanding	496,795	1,425,001	971,632	1,029,878
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.65	$10.64	$11.29	$10.20
Class C Shares
Net Assets	$—	$1,331,841	$2,790,052	$2,505,966
Shares Outstanding	—	125,290	247,314	245,865
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$—	$10.63	$11.28	$10.19

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of February 28, 2007

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Assets
Investments —
Identified cost	$125,923,344	$121,931,677	$55,399,388	$132,573,236
Unrealized appreciation	6,038,301	6,709,724	4,005,573	10,674,395
Investments, at value	$131,961,645	$128,641,401	$59,404,961	$143,247,631
Cash	$570,727	$63,311	$266,377	$—
Receivable for investments sold	482,600	—	—	50,267
Receivable for Fund shares sold	1,365,444	405,850	143,563	422,830
Interest receivable	1,180,223	1,519,878	687,746	1,555,898
Receivable for daily variation margin on open financial futures contracts	—	60,978	33,605	120,729
Total assets	$135,560,639	$130,691,418	$60,536,252	$145,397,355
Liabilities
Payable for Fund shares redeemed	$62,485	$255,642	$22,010	$437,781
Payable for floating rate notes issued	12,746,000	13,840,000	3,060,000	16,970,000
Demand note payable	—	600,000	—	300,000
Dividends payable	146,194	132,647	73,269	142,834
Payable for open interest rate swap contracts	109,190	95,632	40,158	84,618
Interest expense and fees payable	77,397	102,628	35,141	126,866
Payable for when-issued securities	4,529,344	—	—	—
Due to custodian	—	—	—	56,100
Payable to affiliate for investment advisory fees	33,733	33,322	13,262	37,875
Payable to affiliate for distribution and service fees	49,116	48,468	23,167	54,151
Accrued expenses	34,860	36,373	28,850	46,280
Total liabilities	$17,788,319	$15,144,712	$3,295,857	$18,256,505
Net Assets	$117,772,320	$115,546,706	$57,240,395	$127,140,850
Sources of Net Assets
Paid-in capital	$114,178,879	$109,408,444	$53,990,055	$117,733,520
Accumulated net realized loss (computed on the basis of identified cost)	(2,234,887)	(352,179)	(618,628)	(1,210,720)
Accumulated undistributed (distributions in excess of) net investment income	(100,783)	(108,592)	(94,898)	42,933
Net unrealized appreciation (computed on the basis of identified cost)	5,929,111	6,599,033	3,963,866	10,575,117
Net Assets	$117,772,320	$115,546,706	$57,240,395	$127,140,850
Class A Shares
Net Assets	$93,118,568	$91,711,868	$48,134,486	$101,992,159
Shares Outstanding	9,587,396	8,932,938	4,839,047	10,315,075
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.71	$10.27	$9.95	$9.89
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$10.19	$10.78	$10.45	$10.38
Class B Shares
Net Assets	$19,807,145	$16,617,210	$7,715,096	$22,291,304
Shares Outstanding	1,864,966	1,526,831	712,302	2,037,075
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.62	$10.88	$10.83	$10.94
Class C Shares
Net Assets	$4,846,607	$7,217,628	$1,390,813	$2,857,387
Shares Outstanding	456,141	663,194	128,507	261,061
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.63	$10.88	$10.82	$10.95

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Operations

For the Six Months Ended February 28, 2007

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Investment Income
Interest	$1,412,452	$1,556,795	$1,909,031	$1,585,097
Total investment income	$1,412,452	$1,556,795	$1,909,031	$1,585,097
Expenses
Investment adviser fee	$84,313	$90,944	$113,237	$94,809
Trustees' fees and expenses	3,359	3,360	3,359	3,359
Distribution and service fees —
Class A	43,569	51,417	55,129	51,539
Class B	62,338	36,470	62,341	45,198
Class C	5,531	5,963	9,611	2,898
Legal and accounting services	16,817	14,675	17,873	19,302
Printing and postage	4,458	3,741	4,460	4,356
Custodian fee	22,247	20,942	31,956	25,583
Transfer and dividend disbursing agent fees	13,287	11,456	15,558	17,670
Registration fees	1,601	1,000	142	2,825
Interest expense and fees	40,136	65,688	140,804	19,499
Miscellaneous	10,598	10,098	9,675	9,566
Total expenses	$308,254	$315,754	$464,145	$296,604
Deduct — Reduction of custodian fee	2,106	10,567	16,885	3,458
Total expense reductions	$2,106	$10,567	$16,885	$3,458
Net expenses	$306,148	$305,187	$447,260	$293,146
Net investment income	$1,106,304	$1,251,608	$1,461,771	$1,291,951
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$672,316	$68,299	$63,531	$188,237
Financial futures contracts	(131,906)	198,122	(310,597)	(21,698)
Interest rate swap contracts	—	(286,538)	—	—
Net realized gain (loss)	$540,410	$(20,117)	$(247,066)	$166,539
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$124,752	$819,107	$1,007,214	$116,756
Financial futures contracts	51,973	—	39,280	28,538
Interest rate swap contracts	(25,643)	200,710	(48,763)	(27,412)
Net change in unrealized appreciation (depreciation)	$151,082	$1,019,817	$997,731	$117,882
Net realized and unrealized gain	$691,492	$999,700	$750,665	$284,421
Net increase in net assets from operations	$1,797,796	$2,251,308	$2,212,436	$1,576,372

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Operations

For the Six Months Ended February 28, 2007

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest	$934,752	$2,118,597	$2,109,619	$2,348,518
Total investment income	$934,752	$2,118,597	$2,109,619	$2,348,518
Expenses
Investment adviser fee	$38,146	$128,899	$137,440	$140,597
Trustees' fees and expenses	845	3,359	3,360	3,359
Distribution and service fees —
Class A	29,589	60,179	68,249	69,352
Class B	27,271	76,402	52,539	52,897
Class C	—	3,819	8,892	7,006
Legal and accounting services	13,347	26,389	16,253	16,519
Printing and postage	1,411	5,507	6,179	6,176
Custodian fee	18,454	25,874	29,159	20,012
Transfer and dividend disbursing agent fees	6,109	18,788	18,476	20,442
Registration fees	1,250	5,826	3,000	13
Interest expense and fees	50,581	169,642	85,823	252,406
Miscellaneous	7,396	9,174	10,538	12,642
Total expenses	$194,399	$533,858	$439,908	$601,421
Deduct —
Reduction of custodian fee	9,072	22,830	14,019	—
Total expense reductions	$9,072	$22,830	$14,019	$—
Net expenses	$185,327	$511,028	$425,889	$601,421
Net investment income	$749,425	$1,607,569	$1,683,730	$1,747,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$123,539	$77,134	$118,075	$63,777
Financial futures contracts	(176,188)	(412,716)	(345,555)	95,650
Interest rate swap contracts	—	—	—	(401,154)
Net realized loss	$(52,649)	$(335,582)	$(227,480)	$(241,727)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$435,807	$1,520,956	$1,080,266	$885,329
Financial futures contracts	58,796	138,482	42,802	24,846
Interest rate swap contracts	(24,382)	(153,811)	(57,368)	277,245
Net change in unrealized appreciation (depreciation)	$470,221	$1,505,627	$1,065,700	$1,187,420
Net realized and unrealized gain	$417,572	$1,170,045	$838,220	$945,693
Net increase in net assets from operations	$1,166,997	$2,777,614	$2,521,950	$2,692,790

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Operations

For the Six Months Ended February 28, 2007

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Investment Income
Interest	$2,970,009	$2,763,697	$1,412,671	$3,235,722
Total investment income	$2,970,009	$2,763,697	$1,412,671	$3,235,722
Expenses
Investment adviser fee	$189,555	$185,797	$79,096	$220,186
Trustees' fees and expenses	3,360	3,359	3,359	4,374
Distribution and service fees —
Class A	80,478	81,970	46,350	93,495
Class B	96,098	80,516	37,320	110,857
Class C	11,065	20,711	4,389	8,218
Legal and accounting services	19,649	19,495	14,015	18,344
Printing and postage	6,728	5,189	1,508	10,468
Custodian fee	36,838	33,096	25,565	39,635
Transfer and dividend disbursing agent fees	22,718	17,512	11,748	28,611
Registration fees	620	42	1,499	2,201
Interest expense and fees	304,680	276,499	64,498	333,205
Miscellaneous	15,465	13,339	10,402	13,725
Total expenses	$787,254	$737,525	$299,749	$883,319
Deduct —
Reduction of custodian fee	14,166	15,020	5,266	14,376
Total expense reductions	$14,166	$15,020	$5,266	$14,376
Net expenses	$773,088	$722,505	$294,483	$868,943
Net investment income	$2,196,921	$2,041,192	$1,118,188	$2,366,779
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(544,923)	$595,418	$153,108	$806,759
Financial futures contracts	199,302	(87,838)	(248,399)	(963,057)
Interest rate swap contracts	(573,077)	(458,462)	—	—
Net realized gain (loss)	$(918,698)	$49,118	$(95,291)	$(156,298)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$2,323,678	$1,785,120	$648,321	$1,364,262
Financial futures contracts	—	31,371	31,508	314,953
Interest rate swap contracts	415,760	324,328	(40,158)	(84,618)
Net change in unrealized appreciation (depreciation)	$2,739,438	$2,140,819	$639,671	$1,594,597
Net realized and unrealized gain	$1,820,740	$2,189,937	$544,380	$1,438,299
Net increase in net assets from operations	$4,017,661	$4,231,129	$1,662,568	$3,805,078

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2007

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$1,106,304	$1,251,608	$1,461,771	$1,291,951
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	540,410	(20,117)	(247,066)	166,539
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	151,082	1,019,817	997,731	117,882
Net increase in net assets from operations	$1,797,796	$2,251,308	$2,212,436	$1,576,372
Distributions to shareholders —
From net investment income
Class A	$(879,354)	$(1,103,981)	$(1,202,497)	$(1,109,817)
Class B	(215,816)	(137,186)	(238,375)	(169,251)
Class C	(18,561)	(21,665)	(35,493)	(10,620)
From net realized gain
Class A	(211,681)	—	—	—
Class B	(58,312)	—	—	—
Class C	(5,606)	—	—	—
Total distributions to shareholders	$(1,389,330)	$(1,262,832)	$(1,476,365)	$(1,289,688)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,121,375	$9,437,648	$13,839,085	$1,076,203
Class B	251,803	44,651	277,273	70,678
Class C	1,745,797	1,581,101	1,962,392	652,836
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	561,883	581,146	692,940	701,273
Class B	159,495	75,390	124,285	101,687
Class C	17,030	5,564	22,480	8,447
Cost of shares redeemed
Class A	(3,414,668)	(2,109,224)	(3,027,833)	(2,545,245)
Class B	(902,817)	(829,578)	(546,750)	(545,373)
Class C	(214,497)	(70)	(26,215)	(11,292)
Net asset value of shares exchanged
Class A	875,669	620,409	405,839	577,522
Class B	(875,669)	(620,409)	(405,839)	(577,522)
Net increase (decrease) in net assets from Fund share transactions	$1,325,401	$8,786,628	$13,317,657	$(490,786)
Net increase (decrease) in net assets	$1,733,867	$9,775,104	$14,053,726	$(204,102)
Net Assets
At beginning of year	$57,613,961	$55,583,492	$63,998,987	$62,607,808
At end of year	$59,347,828	$65,358,596	$78,052,713	$62,403,706
Distributions in excess of net investment income included in net assets
At end of year	$(102,564)	$(89,778)	$(68,956)	$(82,150)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2007

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$749,425	$1,607,569	$1,683,730	$1,747,097
Net realized loss from investment transactions, financial futures contracts and interest rate swap contracts	(52,649)	(335,582)	(227,480)	(241,727)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	470,221	1,505,627	1,065,700	1,187,420
Net increase in net assets from operations	$1,166,997	$2,777,614	$2,521,950	$2,692,790
Distributions to shareholders —
From net investment income
Class A	$(657,884)	$(1,331,422)	$(1,457,518)	$(1,490,755)
Class B	(106,357)	(298,216)	(195,566)	(197,832)
Class C	—	(14,635)	(32,585)	(25,420)
Total distributions to shareholders	$(764,241)	$(1,644,273)	$(1,685,669)	$(1,714,007)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,435,702	$11,792,306	$11,767,844	$4,975,493
Class B	228,206	355,346	620,445	301,625
Class C	—	1,057,728	1,632,269	1,949,734
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	343,234	921,121	907,788	783,809
Class B	29,792	184,873	108,246	95,437
Class C	—	9,636	21,007	22,557
Cost of shares redeemed
Class A	(764,366)	(3,326,990)	(3,818,776)	(3,398,375)
Class B	(374,513)	(1,110,366)	(538,010)	(954,667)
Class C	—	(91,286)	(470)	(14,503)
Net asset value of shares exchanged
Class A	783,979	1,679,762	502,715	1,215,335
Class B	(783,979)	(1,679,762)	(502,715)	(1,215,335)
Net increase in net assets from Fund share transactions	$4,898,055	$9,792,368	$10,700,343	$3,761,110
Net increase in net assets	$5,300,811	$10,925,709	$11,536,624	$4,739,893
Net Assets
At beginning of year	$33,096,028	$72,899,748	$77,232,903	$80,151,419
At end of year	$38,396,839	$83,825,457	$88,769,527	$84,891,312
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(16,750)	$278,595	$(68,956)	$(74,394)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2007

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$2,196,921	$2,041,192	$1,118,188	$2,366,779
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(918,698)	49,118	(95,291)	(156,298)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	2,739,438	2,140,819	639,671	1,594,597
Net increase in net assets from operations	$4,017,661	$4,231,129	$1,662,568	$3,805,078
Distributions to shareholders —
From net investment income
Class A	$(1,794,265)	$(1,673,284)	$(979,957)	$(1,955,970)
Class B	(376,719)	(284,523)	(137,020)	(401,460)
Class C	(41,832)	(71,606)	(15,849)	(29,011)
Total distributions to shareholders	$(2,212,816)	$(2,029,413)	$(1,132,826)	$(2,386,441)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,259,883	$21,647,133	$2,467,516	$13,070,758
Class B	758,900	599,466	225,797	708,649
Class C	4,105,416	4,824,885	841,390	2,474,994
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,076,057	1,011,996	553,074	1,222,375
Class B	209,740	162,578	91,299	231,597
Class C	30,894	47,219	8,144	24,835
Cost of shares redeemed
Class A	(4,551,566)	(4,803,884)	(1,812,303)	(5,157,221)
Class B	(1,365,664)	(1,474,791)	(855,633)	(701,426)
Class C	(569)	(20,710)	(28,382)	(209,367)
Net asset value of shares exchanged
Class A	1,156,782	694,968	458,354	2,634,387
Class B	(1,156,782)	(694,968)	(458,354)	(2,634,387)
Net increase in net assets from Fund share transactions	$20,523,091	$21,993,892	$1,490,902	$11,665,194
Net increase in net assets	$22,327,936	$24,195,608	$2,020,644	$13,083,831
Net Assets
At beginning of year	$95,444,384	$91,351,098	$55,219,751	$114,057,019
At end of year	$117,772,320	$115,546,706	$57,240,395	$127,140,850
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(100,783)	$(108,592)	$(94,898)	$42,933

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2006

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$2,265,960	$2,106,287	$2,592,822	$2,594,270
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	1,031,277	940,098	(92,327)	708,301
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(868,055)	(378,313)	(139,966)	(1,221,027)
Net increase in net assets from operations	$2,429,182	$2,668,072	$2,360,529	$2,081,544
Distributions to shareholders —
From net investment income
Class A	$(1,751,768)	$(1,771,903)	$(2,080,481)	$(2,196,481)
Class B	(544,405)	(325,511)	(537,066)	(432,099)
Class C	(2,218)	(2,129)	(5,630)	(2,941)
Total distributions to shareholders	$2,298,391	$(2,099,543)	$(2,623,177)	$(2,631,521)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,296,492	$11,410,374	$11,247,120	$4,669,738
Class B	412,120	784,050	606,329	207,115
Class C	586,421	629,075	1,164,507	321,573
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	843,071	943,488	1,171,909	1,352,426
Class B	299,906	196,067	284,468	254,337
Class C	922	2,077	5,005	2,478
Cost of shares redeemed
Class A	(4,362,135)	(3,189,515)	(6,460,476)	(5,167,331)
Class B	(2,538,762)	(698,351)	(1,343,447)	(2,128,294)
Class C	—	—	—	(29,911)
Net asset value of shares exchanged
Class A	1,868,643	1,120,116	1,139,567	1,375,759
Class B	(1,868,643)	(1,120,116)	(1,139,567)	(1,375,759)
Net increase (decrease) in net assets from Fund share transactions	$(2,461,965)	$10,077,265	$6,675,415	$(517,869)
Net increase (decrease) in net assets	$(2,331,174)	$10,645,794	$6,412,767	$(1,067,846)
Net Assets
At beginning of year	$59,945,135	$44,937,698	$57,586,220	$63,675,654
At end of year	$57,613,961	$55,583,492	$63,998,987	$62,607,808
Distributions in excess of net investment income included in net assets
At end of year	$(95,137)	$(78,554)	$(54,362)	$(84,413)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2006

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$1,333,439	$3,059,774	$3,049,044	$3,197,333
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	574,015	1,203,637	689,464	837,843
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(545,857)	(1,144,034)	(997,356)	(606,368)
Net increase in net assets from operations	$1,361,597	$3,119,377	$2,741,152	$3,428,808
Distributions to shareholders —
From net investment income
Class A	$(1,066,523)	$(2,189,402)	$(2,609,685)	$(2,645,275)
Class B	(262,353)	(690,836)	(441,380)	(502,930)
Class C	—	(1,384)	(6,092)	(1,653)
Total distributions to shareholders	$(1,328,876)	$(2,881,622)	$(3,057,157)	$(3,149,858)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,973,662	$10,634,401	$14,773,278	$12,911,018
Class B	373,405	1,325,197	748,760	390,997
Class C	—	334,601	1,100,871	521,382
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	512,932	1,458,280	1,577,457	1,440,724
Class B	63,377	425,806	244,803	229,678
Class C	—	1,123	2,635	1,653
Cost of shares redeemed
Class A	(3,780,489)	(5,064,240)	(8,457,950)	(6,983,355)
Class B	(1,682,223)	(2,027,619)	(1,389,007)	(1,807,479)
Net asset value of shares exchanged
Class A	882,802	2,346,641	1,477,733	2,032,649
Class B	(882,802)	(2,346,641)	(1,477,733)	(2,032,649)
Net increase in net assets from Fund share transactions	$2,460,664	$7,087,549	$8,600,847	$6,704,618
Net increase in net assets	$2,493,385	$7,325,304	$8,284,842	$6,983,568
Net Assets
At beginning of year	$30,602,643	$65,574,444	$68,948,061	$73,167,851
At end of year	$33,096,028	$72,899,748	$77,232,903	$80,151,419
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(1,934)	$315,299	$(103,034)	$(107,484)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2006

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$4,067,759	$3,283,991	$2,165,497	$4,469,756
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	1,825,909	1,292,944	881,268	1,657,035
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(870,881)	(953,960)	(945,612)	(1,775,721)
Net increase in net assets from operations	$5,022,787	$3,622,975	$2,101,153	$4,351,070
Distributions to shareholders —
From net investment income
Class A	$(3,203,207)	$(2,662,621)	$(1,836,585)	$(3,466,210)
Class B	(843,969)	(640,046)	(334,142)	(934,418)
Class C	(3,332)	(18,193)	(2,777)	(4,013)
Total distributions to shareholders	$(4,050,508)	$(3,320,860)	$(2,173,504)	$(4,404,641)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,919,384	$25,850,366	$8,506,849	$12,824,961
Class B	1,465,060	2,658,080	417,597	662,388
Class C	653,541	2,235,484	547,721	537,391
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,843,871	1,590,573	1,026,450	2,138,250
Class B	480,655	342,034	225,219	527,616
Class C	2,491	13,258	1,592	3,519
Cost of shares redeemed
Class A	(10,155,982)	(8,279,998)	(6,769,374)	(7,887,091)
Class B	(2,339,580)	(2,337,021)	(1,098,357)	(2,999,981)
Class C	(5)	(15,456)	—	(501)
Net asset value of shares exchanged
Class A	1,152,970	1,004,624	1,213,805	3,131,864
Class B	(1,152,970)	(1,004,624)	(1,213,805)	(3,131,864)
Net increase in net assets from Fund share transactions	$5,869,435	$22,057,320	$2,857,697	$5,806,552
Net increase in net assets	$6,841,714	$22,359,435	$2,785,346	$5,752,981
Net Assets
At beginning of year	$88,602,670	$68,991,663	$52,434,405	$108,304,038
At end of year	$95,444,384	$91,351,098	$55,219,751	$114,057,019
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(84,888)	$(120,371)	$(80,260)	$62,595

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Cash Flows

For the Six Months Ended February 28, 2007

	Maryland Fund	North Carolina Fund	Oregon Fund
Cash flows from operating activities
Net increase in net assets from operations	$2,777,614	$2,692,790	$4,017,661
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities:
Investments purchased	(11,956,556)	(9,095,113)	(42,837,633)
Investments sold	2,036,951	5,008,723	28,211,273
Change in short-term investments	(1,600,000)	—	(5,400,000)
Net amortization of premium/(discount)	(61,746)	(227,584)	(209,183)
Interest receivable	(99,788)	(141,179)	35,423
Receivable for daily variation margin on open financial futures contracts	(51,317)	(20,251)	—
Payable for daily variation margin on open financial futures contracts	(49,156)	(25,781)	—
Payable for open swap contracts	153,811	(277,245)	(415,760)
Payable for when-issued securities	2,349,580	(1,000,000)	4,529,344
Due to custodian	—	1,927	—
Payable to affiliate for investment advisory fees	2,698	1,066	4,965
Payable to affiliate for distribution and service fees	689	(533)	3,588
Interest expense and fees payable	2,862	4,469	(17,991)
Accrued expenses	(22,569)	(16,596)	(15,664)
Net change in realized and unrealized (gain)/loss on investments	(1,598,090)	(949,106)	(1,778,755)
Net cash used in operating activities	(8,115,017)	(4,044,413)	(13,872,732)
Cash flows provided by financing activities
Proceeds from shares sold	12,144,098	7,171,661	23,917,336
Shares redeemed	(4,477,038)	(4,421,924)	(6,061,319)
Cash distributions paid net of reinvestments	(528,966)	(825,169)	(897,068)
Demand note payable	—	500,000	—
Repayment of secured borrowings	—	—	(2,600,000)
Net cash provided by financing activities	7,138,094	2,424,568	14,358,949
Net increase/(decrease) in cash	(976,923)	(1,619,845)	486,217
Cash at beginning of period	1,726,915	1,619,845	84,510
Cash at end of period	$749,992	$—	$570,727
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	$1,115,630	$901,803	$1,316,691

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Cash Flows

For the Six Months Ended February 28, 2007

	South Carolina Fund	Virginia Fund
Cash flows from operating activities
Net increase in net assets from operations	$4,231,129	$3,805,078
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities:
Investments purchased	(40,412,746)	(29,618,487)
Investments sold	18,589,244	19,459,628
Net amortization of premium/(discount)	(104,657)	(54,701)
Interest receivable	(295,863)	(112,669)
Receivable for daily variation margin on open financial futures contracts	(60,978)	(120,729)
Payable for daily variation margin on open financial futures contracts	(42,969)	(120,313)
Payable for open swap contracts	(324,328)	84,618
Due to custodian	—	39,945
Payable to affiliate for investment advisory fees	7,047	3,391
Payable to affiliate for distribution and service fees	5,800	799
Interest expense and fees payable	4,063	(7,732)
Accrued expenses	(17,869)	(4,194)
Net change in realized and unrealized (gain)/loss on investments	(2,380,538)	(2,171,021)
Net cash used in operating activities	(20,802,665)	(8,816,387)
Cash flows provided by financing activities
Proceeds from shares sold	26,824,483	15,880,508
Shares redeemed	(6,283,900)	(5,704,566)
Cash distributions paid net of reinvestments	(795,344)	(915,290)
Demand note payable	600,000	(500,000)
Repayment of secured borrowings	(490,000)	—
Net cash provided by financing activities	19,855,239	8,760,652
Net increase/(decrease) in cash	(947,426)	(55,735)
Cash at beginning of period	1,010,737	55,735
Cash at end of period	$63,311	$—
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	$1,221,793	$1,478,807

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class A
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of period	$9.910		$9.890	$9.800		$9.720		$9.920		$9.960
Income (loss) from operations
Net investment income	$0.198		$0.401	$0.422		$0.454		$0.475		$0.471
Net realized and unrealized gain (loss)	0.119		0.026	0.099		0.085		(0.206)		(0.042)
Total income from operations	$0.317		$0.427	$0.521		$0.539		$0.269		$0.429
Less distributions
From net investment income	$(0.199)		$(0.407)	$(0.431)		$(0.459)		$(0.469)		$(0.469)
From net realized gain	(0.048)		—	—		—		—		—
Total distributions	$(0.247)		$(0.407)	$(0.431)		$(0.459)		$(0.469)		$(0.469)
Net asset value — End of period	$9.980		$9.910	$9.890		$9.800		$9.720		$9.920
Total Return(3)	3.23%		4.46%	5.43%		5.61%		2.74%		4.49%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$44,606		$43,163	$42,390		$40,225		$9,226		$7,846
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(5)	0.75%	0.76	%(6)	0.76	%(6)	0.76	%(6)	0.82	%(6)
Interest and fee expense(4)	0.14	%(5)	0.09%	0.05	%(6)	0.03	%(6)	0.02	%(6)	0.02	%(6)
Total expenses	0.88	%(5)	0.84%	0.81	%(6)	0.79	%(6)	0.78	%(6)	0.84	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(5)	0.73%	0.75	%(6)	0.76	%(6)	0.74	%(6)	0.81	%(6)
Net investment income	4.01	%(5)	4.11%	4.29%		4.63%		4.78%		4.83%
Portfolio Turnover of the Portfolio(7)	—		—	0%		23%		10%		25%
Portfolio Turnover of the Fund	16%		31%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.82% to 4.83%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class B
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of period	$10.900		$10.870	$10.770		$10.690		$10.910		$10.960
Income (loss) from operations
Net investment income	$0.177		$0.362	$0.384		$0.423		$0.439		$0.440
Net realized and unrealized gain (loss)	0.129		0.034	0.108		0.080		(0.219)		(0.050)
Total income from operations	$0.306		$0.396	$0.492		$0.503		$0.220		$0.390
Less distributions
From net investment income	$(0.178)		$(0.366)	$(0.392)		$(0.423)		$(0.440)		$(0.440)
From net realized gain	(0.048)		—	—		—		—		—
Total distributions	$(0.226)		$(0.366)	$(0.392)		$(0.423)		$(0.440)		$(0.440)
Net asset value — End of period	$10.980		$10.900	$10.870		$10.770		$10.690		$10.910
Total Return(3)	2.84%		3.75%	4.81	%(4)	4.77%		2.02%		3.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,582		$13,854	$17,556		$19,947		$55,263		$56,363
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(6)	1.50%	1.51	%(7)	1.52	%(7)	1.51	%(7)	1.57	%(7)
Interest and fee expense(5)	0.14	%(6)	0.09%	0.05	%(7)	0.03	%(7)	0.02	%(7)	0.02	%(7)
Total expenses	1.63	%(6)	1.59%	1.56	%(7)	1.55	%(7)	1.53	%(7)	1.59	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(6)	1.48%	1.50	%(7)	1.52	%(7)	1.49	%(7)	1.56	%(7)
Net investment income	3.27	%(6)	3.37%	3.55%		3.88%		4.04%		4.09%
Portfolio Turnover of the Portfolio(8)	—		—	0%		23%		10%		25%
Portfolio Turnover of the Fund	16%		31%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.08% to 4.09%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.15% due to a change in the timing of payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class C
	Six Months Ended February 28, 2007		Period Ended August 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$10.900		$10.830
Income (loss) from operations
Net investment income	$0.172		$0.138
Net realized and unrealized gain	0.134		0.089
Total income from operations	$0.306		$0.227
Less distributions
From net investment income	$(0.178)		$(0.157)
From net realized gain	(0.048)		—
Total distributions	$(0.226)		$(0.157)
Net asset value — End of period	$10.980		$10.900
Total Return(3)	2.84%		2.13%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,160		$598
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(5)	1.50	%(5)
Interest and fee expense(4)	0.14	%(5)	0.09	%(5)
Total expenses	1.63	%(5)	1.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(5)	1.48	%(5)
Net investment income	3.17	%(5)	2.85	%(5)
Portfolio Turnover	16%		31	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 21, 2006 to August 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class A
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of period	$9.970		$9.870	$9.880		$9.730		$9.980		$9.960
Income (loss) from operations
Net investment income	$0.212		$0.438	$0.460		$0.483		$0.490		$0.486
Net realized and unrealized gain (loss)	0.173		0.100	(0.002)		0.150		(0.251)		0.023
Total income from operations	$0.385		$0.538	$0.458		$0.633		$0.239		$0.509
Less distributions
From net investment income	$(0.215)		$(0.438)	$(0.468)		$(0.483)		$(0.489)		$(0.489)
Total distributions	$(0.215)		$(0.438)	$(0.468)		$(0.483)		$(0.489)		$(0.489)
Net asset value — End of period	$10.140		$9.970	$9.870		$9.880		$9.730		$9.980
Total Return(3)	3.89%		5.61%	4.74%		6.58%		2.42%		5.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$56,155		$46,779	$36,014		$33,215		$9,480		$7,383
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(5)	0.74%	0.74	%(6)	0.72	%(6)	0.73	%(6)	0.81	%(6)
Interest and fee expense(4)	0.22	%(5)	0.21%	0.13	%(6)	0.07	%(6)	0.04	%(6)	0.02	%(6)
Total expenses	0.94	%(5)	0.95%	0.87	%(6)	0.79	%(6)	0.77	%(6)	0.83	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.68	%(5)	0.71%	0.73	%(6)	0.72	%(6)	0.71	%(6)	0.80	%(6)
Net investment income	4.25	%(5)	4.46%	4.65%		4.86%		4.90%		4.95%
Portfolio Turnover of the Portfolio(7)	—		—	0%		15%		25%		23%
Portfolio Turnover of the Fund	11%		18%	14%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.94% to 4.95%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class B
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of period	$10.710		$10.610	$10.610		$10.460		$10.720		$10.690
Income (loss) from operations
Net investment income	$0.189		$0.393	$0.416		$0.443		$0.444		$0.447
Net realized and unrealized gain (loss)	0.182		0.098	0.007		0.145		(0.259)		0.028
Total income from operations	$0.371		$0.491	$0.423		$0.588		$0.185		$0.475
Less distributions
From net investment income	$(0.191)		$(0.391)	$(0.423)		$(0.438)		$(0.445)		$(0.445)
Total distributions	$(0.191)		$(0.391)	$(0.423)		$(0.438)		$(0.445)		$(0.445)
Net asset value — End of period	$10.890		$10.710	$10.610		$10.610		$10.460		$10.720
Total Return(3)	3.49%		4.75%	4.23	%(4)	5.68%		1.72%		4.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,956		$8,166	$8,924		$10,354		$33,975		$35,711
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(6)	1.50%	1.49	%(7)	1.47	%(7)	1.48	%(7)	1.56	%(7)
Interest and fee expense(5)	0.22	%(6)	0.21%	0.13	%(7)	0.07	%(7)	0.04	%(7)	0.02	%(7)
Total expenses	1.69	%(6)	1.71%	1.62	%(7)	1.54	%(7)	1.52	%(7)	1.58	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.43	%(6)	1.46%	1.48	%(7)	1.47	%(7)	1.46	%(7)	1.55	%(7)
Net investment income	3.53	%(6)	3.72%	3.92%		4.13%		4.17%		4.24%
Portfolio Turnover of the Portfolio(8)	—		—	0%		15%		25%		23%
Portfolio Turnover of the Fund	11%		18%	14%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.23% to 4.24%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class C
	Six Months Ended February 28, 2007		Period Ended August 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$10.710		$10.550
Income (loss) from operations
Net investment income	$0.182		$0.112
Net realized and unrealized gain	0.179		0.177
Total income from operations	$0.361		$0.289
Less distributions
From net investment income	$(0.191)		$(0.129)
Total distributions	$(0.191)		$(0.129)
Net asset value — End of period	$10.880		$10.710
Total Return(3)	3.39%		2.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,248		$638
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(5)	1.49	%(5)
Interest and fee expense(4)	0.22	%(5)	0.21	%(5)
Total expenses	1.69	%(5)	1.70	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.43	%(5)	1.46	%(5)
Net investment income	3.40	%(5)	3.07	%(5)
Portfolio Turnover	11%		18	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 28, 2006 to August 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class A
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.460		$9.510	$9.480		$9.260		$9.410		$9.480
Income (loss) from operations
Net investment income	$0.203		$0.420	$0.448		$0.473		$0.478		$0.485
Net realized and unrealized gain (loss)	0.093		(0.044)	0.039		0.213		(0.162)		(0.089)
Total income from operations	$0.296		$0.376	$0.487		$0.686		$0.316		$0.396
Less distributions
From net investment income	$(0.206)		$(0.426)	$(0.457)		$(0.466)		$(0.466)		$(0.466)
Total distributions	$(0.206)		$(0.426)	$(0.457)		$(0.466)		$(0.466)		$(0.466)
Net asset value — End of period	$9.550		$9.460	$9.510		$9.480		$9.260		$9.410
Total Return(3)	3.16%		4.10%	5.25%		7.52%		3.39%		4.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$61,917		$49,431	$42,511		$38,229		$4,234		$3,425
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(5)	0.75%	0.77	%(6)	0.78	%(6)	0.77	%(6)	0.85	%(6)
Interest and fee expense(4)	0.40	%(5)	0.45%	0.34	%(6)	0.24	%(6)	0.23	%(6)	0.21	%(6)
Total expenses	1.16	%(5)	1.20%	1.11	%(6)	1.02	%(6)	1.00	%(6)	1.06	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.71	%(5)	0.73%	0.75	%(6)	0.78	%(6)	0.75	%(6)	0.84	%(6)
Net investment income	4.31	%(5)	4.49%	4.71%		5.02%		5.07%		5.24%
Portfolio Turnover of the Portfolio(7)	—		—	2%		3%		16%		18%
Portfolio Turnover of the Fund	4%		20%	11%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class B
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.100		$10.150	$10.130		$9.900		$10.050		$10.120
Income (loss) from operations
Net investment income	$0.180		$0.375	$0.404		$0.435		$0.437		$0.439
Net realized and unrealized gain (loss)	0.103		(0.046)	0.028		0.218		(0.164)		(0.086)
Total income from operations	$0.283		$0.329	$0.432		$0.653		$0.273		$0.353
Less distributions
From net investment income	$(0.183)		$(0.379)	$(0.412)		$(0.423)		$(0.423)		$(0.423)
Total distributions	$(0.183)		$(0.379)	$(0.412)		$(0.423)		$(0.423)		$(0.423)
Net asset value — End of period	$10.200		$10.100	$10.150		$10.130		$9.900		$10.050
Total Return(3)	2.82%		3.35%	4.52	%(4)	6.69%		2.72%		3.64%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,969		$13,382	$15,075		$15,860		$49,773		$52,400
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(6)	1.50%	1.52	%(7)	1.53	%(7)	1.52	%(7)	1.60	%(7)
Interest and fee expense(5)	0.40	%(6)	0.45%	0.34	%(7)	0.24	%(7)	0.23	%(7)	0.21	%(7)
Total expenses	1.91	%(6)	1.95%	1.86	%(7)	1.77	%(7)	1.75	%(7)	1.81	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(6)	1.48%	1.50	%(7)	1.53	%(7)	1.50	%(7)	1.59	%(7)
Net investment income	3.58	%(6)	3.75%	3.98%		4.27%		4.34%		4.43%
Portfolio Turnover of the Portfolio(8)	—		—	2%		3%		16%		18%
Portfolio Turnover of the Fund	4%		20%	11%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class C
	Six Months Ended February 28, 2007		Period Ended August 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$10.100		$9.980
Income (loss) from operations
Net investment income	$0.179		$0.116
Net realized and unrealized gain	0.114		0.133	(3)
Total income from operations	$0.293		$0.249
Less distributions
From net investment income	$(0.183)		$(0.129)
Total distributions	$(0.183)		$(0.129)
Net asset value — End of period	$10.210		$10.100
Total Return(4)	2.92%		2.52%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,167		$1,185
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(6)	1.50	%(6)
Interest and fee expense(5)	0.40	%(6)	0.45	%(6)
Total expenses	1.91	%(6)	1.95	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(6)	1.48	%(6)
Net investment income	3.55	%(6)	3.28	%(6)
Portfolio Turnover	4%		20	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on April 25, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period due to the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class A
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.240		$9.320	$9.320		$9.240		$9.420		$9.500
Income (loss) from operations
Net investment income	$0.198		$0.400	$0.424		$0.442		$0.446		$0.463
Net realized and unrealized gain (loss)	0.039		(0.074)	0.005	(3)	0.077		(0.174)		(0.091)
Total income from operations	$0.237		$0.326	$0.429		$0.519		$0.272		$0.372
Less distributions
From net investment income	$(0.197)		$(0.406)	$(0.429)		$(0.439)		$(0.452)		$(0.452)
Total distributions	$(0.197)		$(0.406)	$(0.429)		$(0.439)		$(0.452)		$(0.452)
Net asset value — End of period	$9.280		$9.240	$9.320		$9.320		$9.240		$9.420
Total Return(4)	2.59%		3.63%	4.71%		5.70%		2.90%		4.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$52,239		$52,188	$50,371		$47,288		$4,248		$3,103
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(6)	0.79%	0.77	%(7)	0.78	%(7)	0.77	%(7)	0.80	%(7)
Interest and fee expense(5)	0.06	%(6)	0.06%	0.05	%(7)	0.02	%(7)	0.01	%(7)	0.01	%(7)
Total expenses	0.83	%(6)	0.85%	0.82	%(7)	0.80	%(7)	0.78	%(7)	0.81	%(7)
Expenses after custodian fee reduction excluding interest and fees	0.76	%(6)	0.76%	0.75	%(7)	0.77	%(7)	0.75	%(7)	0.79	%(7)
Net investment income	4.32	%(6)	4.37%	4.56%		4.77%		4.73%		4.97%
Portfolio Turnover of the Portfolio(8)	—		—	0%		3%		10%		5%
Portfolio Turnover of the Fund	5%		11%	22%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.95% to 4.97%.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount at the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class B
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.970		$10.050	$10.060		$9.970		$10.160		$10.250
Income (loss) from operations
Net investment income	$0.176		$0.359	$0.384		$0.406		$0.408		$0.418
Net realized and unrealized gain (loss)	0.040		(0.076)	(0.007)		0.081		(0.188)		(0.098)
Total income from operations	$0.216		$0.283	$0.377		$0.487		$0.220		$0.320
Less distributions
From net investment income	$(0.176)		$(0.363)	$(0.387)		$(0.397)		$(0.410)		$(0.410)
Total distributions	$(0.176)		$(0.363)	$(0.387)		$(0.397)		$(0.410)		$(0.410)
Net asset value — End of period	$10.010		$9.970	$10.050		$10.060		$9.970		$10.160
Total Return(3)	2.18%		2.92%	3.99	%(4)	4.96%		2.15%		3.26%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,213		$10,122	$13,305		$16,433		$63,232		$66,312
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(6)	1.54%	1.52	%(7)	1.53	%(7)	1.52	%(7)	1.55	%(7)
Interest and fee expense(5)	0.06	%(6)	0.06%	0.05	%(7)	0.02	%(7)	0.01	%(7)	0.01	%(7)
Total expenses	1.58	%(6)	1.60%	1.57	%(7)	1.55	%(7)	1.53	%(7)	1.56	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(6)	1.51%	1.50	%(7)	1.52	%(7)	1.50	%(7)	1.54	%(7)
Net investment income	3.56	%(6)	3.63%	3.82%		4.00%		4.01%		4.17%
Portfolio Turnover of the Portfolio(8)	—		—	0%		3%		10%		5%
Portfolio Turnover of the Fund	5%		11%	22%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.15% to 4.17%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class C
	Six Months Ended February 28, 2007		Period Ended August 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$9.970		$9.940
Income (loss) from operations
Net investment income	$0.173		$0.147
Net realized and unrealized gain	0.043		0.037	(3)
Total income from operations	$0.216		$0.184
Less distributions
From net investment income	$(0.176)		$(0.154)
Total distributions	$(0.176)		$(0.154)
Net asset value — End of period	$10.010		$9.970
Total Return(4)	2.18%		1.89%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$951		$297
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(6)	1.54	%(6)
Interest and fee expense(5)	0.06	%(6)	0.06	%(6)
Total expenses	1.58	%(6)	1.60	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(6)	1.51	%(6)
Net investment income	3.50	%(6)	3.37	%(6)
Portfolio Turnover	5%		11	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 23, 2006 to August 31, 2006.

(3)  The per share data is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund — Class A
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of period	$9.960		$9.960	$9.840		$9.610		$9.790		$9.810
Income (loss) from operations
Net investment income	$0.217		$0.449	$0.460		$0.485		$0.490		$0.486
Net realized and unrealized gain (loss)	0.124		—	0.123		0.217		(0.208)		(0.047)
Total income from operations	$0.341		$0.449	$0.583		$0.702		$0.282		$0.439
Less distributions
From net investment income	$(0.221)		$(0.449)	$(0.463)		$(0.472)		$(0.462)		$(0.459)
Total distributions	$(0.221)		$(0.449)	$(0.463)		$(0.472)		$(0.462)		$(0.459)
Net asset value — End of period	$10.080		$9.960	$9.960		$9.840		$9.610		$9.790
Total Return(3)	3.46%		4.66%	6.04%		7.44%		2.89%		4.66%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$33,108		$26,972	$22,317		$17,793		$6,027		$5,885
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.69	%(5)	0.71%	0.76	%(6)	0.76	%(6)	0.74	%(6)	0.80	%(6)
Interest and fee expense(4)	0.29	%(5)	0.26%	0.14	%(6)	0.08	%(6)	0.06	%(6)	0.06	%(6)
Total expenses	0.98	%(5)	0.97%	0.90	%(6)	0.84	%(6)	0.80	%(6)	0.86	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.64	%(5)	0.68%	0.75	%(6)	0.75	%(6)	0.72	%(6)	0.78	%(6)
Net investment income	4.36	%(5)	4.57%	4.63%		4.98%		5.00%		5.05%
Portfolio Turnover of the Portfolio(7)	—		—	0%		9%		21%		25%
Portfolio Turnover of the Fund	12%		30%	12%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.90% to 5.05%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for the floating rate notes in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund — Class B
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of period	$10.530		$10.520	$10.400		$10.150		$10.350		$10.380
Income (loss) from operations
Net investment income	$0.190		$0.399	$0.411		$0.438		$0.441		$0.438
Net realized and unrealized gain (loss)	0.124		0.006	0.120		0.233		(0.227)		(0.056)
Total income from operations	$0.314		$0.405	$0.531		$0.671		$0.214		$0.382
Less distributions
From net investment income	$(0.194)		$(0.395)	$(0.411)		$(0.421)		$(0.414)		$(0.412)
Total distributions	$(0.194)		$(0.395)	$(0.411)		$(0.421)		$(0.414)		$(0.412)
Net asset value — End of period	$10.650		$10.530	$10.520		$10.400		$10.150		$10.350
Total Return(3)	3.01%		3.97%	5.36	%(4)	6.72%		2.05%		3.82%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,289		$6,124	$8,285		$9,444		$22,312		$23,393
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.44	%(6)	1.47%	1.51	%(7)	1.51	%(7)	1.49	%(7)	1.55	%(7)
Interest and fee expense(5)	0.29	%(6)	0.26%	0.14	%(7)	0.08	%(7)	0.06	%(7)	0.06	%(7)
Total expenses	1.73	%(6)	1.73%	1.65	%(7)	1.59	%(7)	1.55	%(7)	1.61	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.39	%(6)	1.44%	1.50	%(7)	1.50	%(7)	1.47	%(7)	1.53	%(7)
Net investment income	3.62	%(6)	3.84%	3.91%		4.23%		4.25%		4.30%
Portfolio Turnover of the Portfolio(8)	—		—	0%		9%		21%		25%
Portfolio Turnover of the Fund	12%		30%	12%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.15% to 4.30%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for the floating rate notes in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class A
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.620		$9.590	$9.490		$9.500		$9.700		$9.700
Income (loss) from operations
Net investment income	$0.208		$0.454	$0.442		$0.459		$0.454		$0.452
Net realized and unrealized gain (loss)	0.145		0.005	0.094		0.022		(0.203)		(0.003	)(3)
Total income from operations	$0.353		$0.459	$0.536		$0.481		$0.251		$0.449
Less distributions
From net investment income	$(0.213)		$(0.429)	$(0.436)		$(0.449)		$(0.449)		$(0.449)
From net realized gain	—		—	—		(0.042)		(0.002)		—
Total distributions	$(0.213)		$(0.429)	$(0.436)		$(0.491)		$(0.451)		$(0.449)
Net asset value — End of period	$9.760		$9.620	$9.590		$9.490		$9.500		$9.700
Total Return(4)	3.70%		4.94%	5.77%		5.14%		2.58%		4.80%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$67,336		$55,380	$45,791		$45,913		$8,085		$10,820
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(6)	0.79%	0.80	%(7)	0.79	%(7)	0.78	%(7)	0.85	%(7)
Interest and fee expense(5)	0.44	%(6)	0.76%	0.28	%(7)	0.03	%(7)	0.09	%(7)	0.10	%(7)
Total expenses	1.22	%(6)	1.55%	1.08	%(7)	0.82	%(7)	0.87	%(7)	0.95	%(7)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(6)	0.76%	0.79	%(7)	0.79	%(7)	0.76	%(7)	0.83	%(7)
Net investment income	4.33	%(6)	4.78%	4.64%		4.48%		4.67%		4.73%
Portfolio Turnover of the Portfolio(8)	—		0%	0%		12%		28%		25%
Portfolio Turnover of the Fund	2%		15%	10%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class B
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.490		$10.460	$10.350		$10.360		$10.580		$10.580
Income (loss) from operations
Net investment income	$0.188		$0.419	$0.405		$0.426		$0.416		$0.419
Net realized and unrealized gain (loss)	0.156		0.002	0.103		0.018		(0.222)		(0.007	)(3)
Total income from operations	$0.344		$0.421	$0.508		$0.444		$0.194		$0.412
Less distributions
From net investment income	$(0.194)		$(0.391)	$(0.398)		$(0.412)		$(0.412)		$(0.412)
From net realized gain	—		—	—		(0.042)		(0.002)		—
Total distributions	$(0.194)		$(0.391)	$(0.398)		$(0.454)		$(0.414)		$(0.412)
Net asset value — End of period	$10.640		$10.490	$10.460		$10.350		$10.360		$10.580
Total Return(4)	3.30%		4.14%	5.17	%(5)	4.34%		1.80%		4.02%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15,157		$17,178	$19,783		$25,455		$70,431		$74,435
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.54	%(7)	1.54%	1.55	%(8)	1.54	%(8)	1.53	%(8)	1.60	%(8)
Interest and fee expense(6)	0.44	%(7)	0.76%	0.28	%(8)	0.03	%(8)	0.09	%(8)	0.10	%(8)
Total expenses	1.98	%(7)	2.30%	1.83	%(8)	1.57	%(8)	1.62	%(8)	1.70	%(8)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(7)	1.51%	1.54	%(8)	1.54	%(8)	1.51	%(8)	1.58	%(8)
Net investment income	3.60	%(7)	4.05%	3.90%		4.05%		3.92%		4.02%
Portfolio Turnover of the Portfolio(9)	—		—	0%		12%		28%		25%
Portfolio Turnover of the Fund	2%		15%	10%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Annualized.

(8)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class C
	Six Months Ended February 28, 2007		Period Ended August 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$10.470		$10.340
Income (loss) from operations
Net investment income	$0.187		$0.115
Net realized and unrealized gain	0.167		0.146
Total income from operations	$0.354		$0.261
Less distributions
From net investment income	$(0.194)		$(0.131)
Total distributions	$(0.194)		$(0.131)
Net asset value — End of period	$10.630		$10.470
Total Return(3)	3.40%		2.54%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,332		$342
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(5)	1.54	%(5)
Interest and fee expense(4)	0.44	%(5)	0.76	%(5)
Total expenses	1.96	%(5)	2.30	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(5)	1.51	%(5)
Net investment income	3.57	%(5)	3.31	%(5)
Portfolio Turnover	2%		15	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006 to August 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class A
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.120		$10.180	$10.080		$9.890		$10.090		$10.130
Income (loss) from operations
Net investment income	$0.215		$0.441	$0.462		$0.497		$0.510		$0.520
Net realized and unrealized gain (loss)	0.101		(0.058)	0.116		0.232		(0.192)		(0.043)
Total income from operations	$0.316		$0.383	$0.578		$0.729		$0.318		$0.477
Less distributions
From net investment income	$(0.216)		$(0.443)	$(0.478)		$(0.539)		$(0.518)		$(0.517)
Total distributions	$(0.216)		$(0.443)	$(0.478)		$(0.539)		$(0.518)		$(0.517)
Net asset value — End of period	$10.220		$10.120	$10.180		$10.080		$9.890		$10.090
Total Return(3)	3.14%		3.91%	5.87%		7.53%		3.18%		4.92%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$75,008		$64,947	$55,806		$44,385		$7,311		$6,301
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(5)	0.75%	0.79	%(6)	0.81	%(6)	0.79	%(6)	0.80	%(6)
Interest and fee expense(4)	0.21	%(5)	0.27%	0.21	%(6)	0.13	%(6)	0.13	%(6)	0.00	%(6)
Total expenses	0.96	%(5)	1.02%	1.00	%(6)	0.94	%(6)	0.92	%(6)	0.80	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(5)	0.71%	0.76	%(6)	0.80	%(6)	0.77	%(6)	0.79	%(6)
Net investment income	4.26	%(5)	4.41%	4.58%		4.99%		5.06%		5.24%
Portfolio Turnover of the Portfolio(7)	—		—	0%		10%		20%		8%
Portfolio Turnover of the Fund	8%		27%	6%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class B
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$11.180		$11.250	$11.140		$10.930		$11.140		$11.190
Income (loss) from operations
Net investment income	$0.198		$0.407	$0.429		$0.474		$0.482		$0.494
Net realized and unrealized gain (loss)	0.109		(0.071)	0.125		0.244		(0.201)		(0.053)
Total income from operations	$0.307		$0.336	$0.554		$0.718		$0.281		$0.441
Less distributions
From net investment income	$(0.197)		$(0.406)	$(0.444)		$(0.508)		$(0.491)		$(0.491)
Total distributions	$(0.197)		$(0.406)	$(0.444)		$(0.508)		$(0.491)		$(0.491)
Net asset value — End of period	$11.290		$11.180	$11.250		$11.140		$10.930		$11.140
Total Return(3)	2.76%		3.10%	5.26	%(4)	6.71%		2.52%		4.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$10,971		$11,169	$13,142		$12,903		$49,870		$52,305
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(6)	1.50%	1.54	%(7)	1.56	%(7)	1.54	%(7)	1.55	%(7)
Interest and fee expense(5)	0.21	%(6)	0.27%	0.21	%(7)	0.13	%(7)	0.13	%(7)	0.00	%(7)
Total expenses	1.71	%(6)	1.77%	1.75	%(7)	1.69	%(7)	1.67	%(7)	1.55	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(6)	1.46%	1.51	%(7)	1.55	%(7)	1.52	%(7)	1.54	%(7)
Net investment income	3.55	%(6)	3.68%	3.85%		4.26%		4.32%		4.50%
Portfolio Turnover of the Portfolio(8)	—		—	0%		10%		20%		8%
Portfolio Turnover of the Fund	8%		27%	6%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.49% to 4.50%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class C
	Six Months Ended February 28, 2007		Period Ended August 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$11.170		$11.140
Income (loss) from operations
Net investment income	$0.189		$0.189
Net realized and unrealized gain	0.118		0.052	(3)
Total income from operations	$0.307		$0.241
Less distributions
From net investment income	$(0.197)		$(0.211)
Total distributions	$(0.197)		$(0.211)
Net asset value — End of period	$11.280		$11.170
Total Return(4)	2.77%		2.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,790		$1,117
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(6)	1.50	%(6)
Interest and fee expense(5)	0.21	%(6)	0.27	%(6)
Total expenses	1.70	%(6)	1.77	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(6)	1.46	%(6)
Net investment income	3.39	%(6)	3.17	%(6)
Portfolio Turnover	8%		27	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 16, 2006 to August 31, 2006.

(3)  The per share data is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For Fund's fiscal year, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class A
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.370		$9.340	$9.390		$9.320		$9.600		$9.670
Income (loss) from operations
Net investment income	$0.205		$0.410	$0.419		$0.436		$0.447		$0.467
Net realized and unrealized gain (loss)	0.106		0.025	(0.052)		0.071		(0.275)		(0.085)
Total income from operations	$0.311		$0.435	$0.367		$0.507		$0.172		$0.382
Less distributions
From net investment income	$(0.201)		$(0.405)	$(0.417)		$(0.437)		$(0.452)		$(0.452)
Total distributions	$(0.201)		$(0.405)	$(0.417)		$(0.437)		$(0.452)		$(0.452)
Net asset value — End of period	$9.480		$9.370	$9.340		$9.390		$9.320		$9.600
Total Return(3)	3.35%		4.80%	4.00%		5.52%		1.80%		4.12%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$71,883		$67,480	$57,823		$61,704		$9,351		$9,036
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(5)	0.77%	0.79	%(6)	0.79	%(6)	0.79	%(6)	0.83	%(6)
Interest and fee expense(4)	0.62	%(5)	0.38%	0.16	%(6)	0.19	%(6)	0.03	%(6)	0.00	%(6)
Total expenses	1.38	%(5)	1.15%	0.95	%(6)	0.98	%(6)	0.82	%(6)	0.83	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(5)	0.75%	0.79	%(6)	0.79	%(6)	0.77	%(6)	0.83	%(6)
Net investment income	4.38	%(5)	4.43%	4.48%		4.65%		4.69%		4.93%
Portfolio Turnover of the Portfolio(7)	—		—	0%		19%		21%		21%
Portfolio Turnover of the Fund	5%		18%	8%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.92% to 4.93%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class B
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.080		$10.040	$10.100		$10.030		$10.310		$10.390
Income (loss) from operations
Net investment income	$0.182		$0.368	$0.375		$0.402		$0.405		$0.427
Net realized and unrealized gain (loss)	0.117		0.032	(0.061)		0.062		(0.277)		(0.099)
Total income from operations	$0.299		$0.400	$0.314		$0.464		$0.128		$0.328
Less distributions
From net investment income	$(0.179)		$(0.360)	$(0.374)		$(0.394)		$(0.408)		$(0.408)
Total distributions	$(0.179)		$(0.360)	$(0.374)		$(0.394)		$(0.408)		$(0.408)
Net asset value — End of period	$10.200		$10.080	$10.040		$10.100		$10.030		$10.310
Total Return(3)	2.98%		4.09%	3.32	%(4)	4.69%		1.23%		3.29%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$10,502		$12,145	$15,344		$18,098		$79,932		$86,449
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(6)	1.52%	1.54	%(7)	1.54	%(7)	1.54	%(7)	1.58	%(7)
Interest and fee expense(5)	0.62	%(6)	0.38%	0.16	%(7)	0.19	%(7)	0.03	%(7)	0.00	%(7)
Total expenses	2.13	%(6)	1.90%	1.70	%(7)	1.73	%(7)	1.57	%(7)	1.58	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(6)	1.50%	1.54	%(7)	1.54	%(7)	1.52	%(7)	1.58	%(7)
Net investment income	3.61	%(6)	3.69%	3.73%		3.93%		3.96%		4.20%
Portfolio Turnover of the Portfolio(8)	—		—	0%		19%		21%		21%
Portfolio Turnover of the Fund	5%		18%	8%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class C
	Six Months Ended February 28, 2007		Period Ended August 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$10.070		$9.910
Income (loss) from operations
Net investment income	$0.182		$0.097
Net realized and unrealized gain	0.117		0.183	(3)
Total income from operations	$0.299		$0.280
Less distributions
From net investment income	$(0.179)		$(0.120)
Total distributions	$(0.179)		$(0.120)
Net asset value — End of period	$10.190		$10.070
Total Return(4)	2.99%		2.85%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,506		$527
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(6)	1.52	%(6)
Interest and fee expense(5)	0.62	%(6)	0.38	%(6)
Total expenses	2.12	%(6)	1.90	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(6)	1.50	%(6)
Net investment income	3.63	%(6)	2.91	%(6)
Portfolio Turnover	5%		18	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such a time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class A
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.550		$9.460	$9.480		$9.420		$9.690		$9.720
Income (loss) from operations
Net investment income	$0.211		$0.443	$0.470		$0.497		$0.496		$0.489
Net realized and unrealized gain (loss)	0.162		0.089	(0.015)		0.062		(0.278)		(0.031)
Total income from operations	$0.373		$0.532	$0.455		$0.559		$0.218		$0.458
Less distributions
From net investment income	$(0.213)		$(0.442)	$(0.475)		$(0.499)		$(0.488)		$(0.488)
Total distributions	$(0.213)		$(0.442)	$(0.475)		$(0.499)		$(0.488)		$(0.488)
Net asset value — End of period	$9.710		$9.550	$9.460		$9.480		$9.420		$9.690
Total Return(3)	3.95%		5.78%	4.91%		5.98%		2.30%		4.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$93,119		$73,764	$66,240		$55,604		$9,778		$7,638
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(5)	0.77%	0.80	%(6)	0.81	%(6)	0.80	%(6)	0.81	%(6)
Interest and fee expense(4)	0.59	%(5)	0.46%	0.26	%(6)	0.13	%(6)	0.10	%(6)	0.10	%(6)
Total expenses	1.36	%(5)	1.23%	1.06	%(6)	0.94	%(6)	0.90	%(6)	0.91	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(5)	0.75%	0.79	%(6)	0.80	%(6)	0.78	%(6)	0.80	%(6)
Net investment income	4.42	%(5)	4.69%	4.96%		5.19%		5.19%		5.11%
Portfolio Turnover of the Portfolio(7)	—		—	0%		6%		16%		21%
Portfolio Turnover of the Fund	24%		15%	27%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.08% to 5.11%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class B
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.440		$10.340	$10.370		$10.300		$10.600		$10.630
Income (loss) from operations
Net investment income	$0.192		$0.408	$0.438		$0.470		$0.466		$0.459
Net realized and unrealized gain (loss)	0.182		0.097	(0.026)		0.068		(0.309)		(0.035)
Total income from operations	$0.374		$0.505	$0.412		$0.538		$0.157		$0.424
Less distributions
From net investment income	$(0.194)		$(0.405)	$(0.442)		$(0.468)		$(0.457)		$(0.454)
Total distributions	$(0.194)		$(0.405)	$(0.442)		$(0.468)		$(0.457)		$(0.454)
Net asset value — End of period	$10.620		$10.440	$10.340		$10.370		$10.300		$10.600
Total Return(3)	3.62%		5.00%	4.24	%(4)	5.26%		1.49%		4.13%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$19,807		$21,015	$22,363		$24,787		$72,634		$75,861
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(6)	1.52%	1.55	%(7)	1.56	%(7)	1.55	%(7)	1.56	%(7)
Interest and fee expense(5)	0.59	%(6)	0.46%	0.26	%(7)	0.13	%(7)	0.10	%(7)	0.10	%(7)
Total expenses	2.11	%(6)	1.98%	1.81	%(7)	1.69	%(7)	1.65	%(7)	1.66	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(6)	1.50%	1.54	%(7)	1.55	%(7)	1.53	%(7)	1.55	%(7)
Net investment income	3.69	%(6)	3.96%	4.24%		4.45%		4.45%		4.39%
Portfolio Turnover of the Portfolio(8)	—		—	0%		6%		16%		21%
Portfolio Turnover of the Fund	24%		15%	27%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.36% to 4.39%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class C
	Six Months Ended February 28, 2007		Period Ended August 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$10.440		$10.400
Income (loss) from operations
Net investment income	$0.194		$0.172
Net realized and unrealized gain	0.190		0.061	(3)
Total income from operations	$0.384		$0.233
Less distributions
From net investment income	$(0.194)		$(0.193)
Total distributions	$(0.194)		$(0.193)
Net asset value — End of period	$10.630		$10.440
Total Return(4)	3.71%		2.27%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,847		$666
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(6)	1.52	%(6)
Interest and fee expense(5)	0.59	%(6)	0.46	%(6)
Total expenses	2.09	%(6)	1.98	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(6)	1.50	%(6)
Net investment income	3.71	%(6)	3.32	%(6)
Portfolio Turnover	24%		15	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 2, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class A
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004		2003		2002(1)(2)
Net asset value — Beginning of period	$10.050		$10.060	$9.710		$9.450		$9.660		$9.710
Income (loss) from operations
Net investment income	$0.207		$0.423	$0.463		$0.508		$0.488		$0.483
Net realized and unrealized gain (loss)	0.219		(0.002)	0.370		0.265		(0.213)		(0.052)
Total income from operations	$0.426		$0.421	$0.833		$0.773		$0.275		$0.431
Less distributions
From net investment income	$(0.206)		$(0.431)	$(0.483)		$(0.513)		$(0.485)		$(0.481)
Total distributions	$(0.206)		$(0.431)	$(0.483)		$(0.513)		$(0.485)		$(0.481)
Net asset value — End of period	$10.270		$10.050	$10.060		$9.710		$9.450		$9.660
Total Return(3)	4.28%		4.35%	8.78%		8.32%		2.88%		4.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$91,712		$71,412	$50,953		$34,601		$10,727		$8,907
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(5)	0.75%	0.75	%(6)	0.75	%(6)	0.73	%(6)	0.80	%(6)
Interest and fee expense(4)	0.53	%(5)	0.37%	0.37	%(6)	0.23	%(6)	0.03	%(6)	0.08	%(6)
Total expenses	1.27	%(5)	1.12%	1.12	%(6)	0.98	%(6)	0.76	%(6)	0.88	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.71	%(5)	0.73%	0.72	%(6)	0.75	%(6)	0.71	%(6)	0.78	%(6)
Net investment income	4.10	%(5)	4.28%	4.69%		5.22%		5.06%		5.05%
Portfolio Turnover of the Portfolio(7)	—		—	0%		40%		25%		15%
Portfolio Turnover of the Fund	16%		42%	29%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.02% to 5.05%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rates notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class B
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004		2003		2002(1)(2)
Net asset value — Beginning of period	$10.660		$10.670	$10.300		$10.020		$10.250		$10.300
Income (loss) from operations
Net investment income	$0.180		$0.372	$0.417		$0.465		$0.441		$0.441
Net realized and unrealized gain (loss)	0.219		(0.005)	0.387		0.283		(0.231)		(0.057)
Total income from operations	$0.399		$0.367	$0.804		$0.748		$0.210		$0.384
Less distributions
From net investment income	$(0.179)		$(0.377)	$(0.434)		$(0.468)		$(0.440)		$(0.434)
Total distributions	$(0.179)		$(0.377)	$(0.434)		$(0.468)		$(0.440)		$(0.434)
Net asset value — End of period	$10.880		$10.660	$10.670		$10.300		$10.020		$10.250
Total Return(3)	3.77%		3.57%	8.16	%(4)	7.58%		2.06%		3.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,617		$17,667	$18,039		$18,529		$40,459		$37,935
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(6)	1.50%	1.50	%(7)	1.50	%(7)	1.48	%(7)	1.56	%(7)
Interest and fee expense(5)	0.53	%(6)	0.37%	0.37	%(7)	0.23	%(7)	0.03	%(7)	0.08	%(7)
Total expenses	2.01	%(6)	1.87%	1.87	%(7)	1.73	%(7)	1.51	%(7)	1.64	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.45	%(6)	1.48%	1.47	%(7)	1.50	%(7)	1.46	%(7)	1.54	%(7)
Net investment income	3.38	%(6)	3.55%	3.98%		4.50%		4.33%		4.35%
Portfolio Turnover of the Portfolio(8)	—		—	0%		40%		25%		15%
Portfolio Turnover of the Fund	16%		42%	29%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.32% to 4.35%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rates notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class C
	Six Months Ended February 28, 2007		Period Ended August 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$10.660		$10.470
Income (loss) from operations
Net investment income	$0.175		$0.218
Net realized and unrealized gain	0.224		0.199	(3)
Total income from operations	$0.399		$0.417
Less distributions
From net investment income	$(0.179)		$(0.227)
Total distributions	$(0.179)		$(0.227)
Net asset value — End of period	$10.880		$10.660
Total Return(4)	3.77%		4.04%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,218		$2,272
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(6)	1.50	%(6)
Interest and fee expense(5)	0.53	%(6)	0.37	%(6)
Total expenses	2.02	%(6)	1.87	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(6)	1.48	%(6)
Net investment income	3.27	%(6)	3.27	%(6)
Portfolio Turnover of the Fund	16%		42	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, January 12, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities traction (See Note 1B).

(6)  Annualized.

(7)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class A
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.850		$9.880	$9.990		$9.790		$9.910		$9.920
Income (loss) from operations
Net investment income	$0.205		$0.419	$0.431		$0.462		$0.469		$0.479
Net realized and unrealized gain (loss)	0.102		(0.028)	(0.001)		0.133		(0.111)		(0.011)
Total income from operations	$0.307		$0.391	$0.430		$0.595		$0.358		$0.468
Less distributions
From net investment income	$(0.207)		$(0.421)	$(0.450)		$(0.485)		$(0.478)		$(0.478)
Total distributions	$(0.207)		$(0.421)	$(0.450)		$(0.485)		$(0.478)		$(0.478)
Net asset value — End of period	$9.950		$9.850	$9.880		$9.900		$9.790		$9.910
Total Return(3)	3.15%		4.09%	4.44%		6.17%		3.65%		4.91%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$48,134		$46,023	$42,088		$39,285		$9,051		$6,672
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(5)	0.73%	0.76	%(6)	0.74	%(6)	0.74	%(6)	0.76	%(6)
Interest and fee expense(4)	0.23	%(5)	0.19%	0.16	%(6)	0.08	%(6)	0.05	%(6)	0.04	%(6)
Total expenses	0.96	%(5)	0.92%	0.92	%(5)	0.82	%(6)	0.79	%(6)	0.80	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.71	%(5)	0.70%	0.75	%(6)	0.73	%(6)	0.71	%(6)	0.74	%(6)
Net investment income	4.17	%(5)	4.30%	4.36%		4.69%		4.72%		4.91%
Portfolio Turnover of the Portfolio(7)	—		—	0%		20%		17%		19%
Portfolio Turnover of the Fund	12%		16%	13%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class B
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.730		$10.750	$10.780		$10.660		$10.800		$10.800
Income (loss) from operations
Net investment income	$0.183		$0.378	$0.390		$0.429		$0.433		$0.444
Net realized and unrealized gain (loss)	0.103		(0.020)	(0.010)		0.137		(0.133)		(0.004)
Total income from operations	$0.286		$0.358	$0.380		$0.566		$0.300		$0.440
Less distributions
From net investment income	$(0.186)		$(0.378)	$(0.410)		$(0.446)		$(0.440)		$(0.440)
Total distributions	$(0.186)		$(0.378)	$(0.410)		$(0.446)		$(0.440)		$(0.440)
Net asset value — End of period	$10.830		$10.730	$10.750		$10.780		$10.660		$10.800
Total Return(3)	2.69%		3.43%	3.75	%(4)	5.39%		2.79%		4.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,715		$8,638	$10,346		$11,924		$39,182		$41,087
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(6)	1.48%	1.51	%(7)	1.49	%(7)	1.49	%(7)	1.51	%(7)
Interest and fee expense(5)	0.23	%(6)	0.19%	0.16	%(7)	0.08	%(7)	0.05	%(7)	0.04	%(7)
Total expenses	1.71	%(6)	1.67%	1.67	%(7)	1.57	%(7)	1.54	%(7)	1.55	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(6)	1.45%	1.50	%(7)	1.48	%(7)	1.46	%(7)	1.49	%(7)
Net investment income	3.43	%(6)	3.56%	3.63%		3.95%		3.99%		4.19%
Portfolio Turnover of the Portfolio(8)	—		—	0%		20%		17%		19%
Portfolio Turnover of the Fund	12%		16%	13%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class C
	Six Months Ended February 28, 2007		Period Ended August 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$10.720		$10.580
Income (loss) from operations
Net investment income	$0.181		$0.110
Net realized and unrealized gain	0.105		0.156	(3)
Total income from operations	$0.286		$0.266
Less distributions
From net investment income	$(0.186)		$(0.126)
Total distributions	$(0.186)		$(0.126)
Net asset value — End of period	$10.820		$10.720
Total Return(4)	2.69%		2.54%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,391		$559
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(6)	1.48	%(6)
Interest and fee expense(5)	0.23	%(6)	0.19	%(6)
Total expenses	1.70	%(6)	1.67	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.45	%(6)	1.45	%(6)
Net investment income	3.39	%(6)	3.10	%(6)
Portfolio Turnover	12%		16	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period due to the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class A
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.770		$9.790	$9.590		$9.390		$9.600		$9.700
Income (loss) from operations
Net investment income	$0.202		$0.418	$0.426		$0.451		$0.463		$0.475
Net realized and unrealized gain (loss)	0.122		(0.025)	0.202		0.202		(0.217)		(0.119)
Total income from operations	$0.324		$0.393	$0.628		$0.653		$0.246		$0.356
Less distributions
From net investment income	$(0.204)		$(0.413)	$(0.428)		$(0.453)		$(0.456)		$(0.456)
Total distributions	$(0.204)		$(0.413)	$(0.428)		$(0.453)		$(0.456)		$(0.456)
Net asset value — End of period	$9.890		$9.770	$9.790		$9.590		$9.390		$9.600
Total Return(3)	3.34%		4.16%	6.70%		7.06%		2.58%		3.82%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$101,992		$89,098	$78,848		$73,924		$9,477		$8,357
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(5)	0.77%	0.80	%(6)	0.79	%(6)	0.81	%(6)	0.82	%(6)
Interest and fee expense(4)	0.56	%(5)	0.54%	0.23	%(6)	0.12	%(6)	0.08	%(6)	0.06	%(6)
Total expenses	1.33	%(5)	1.31%	1.03	%(6)	0.91	%(6)	0.89	%(6)	0.88	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(5)	0.76%	0.79	%(6)	0.79	%(6)	0.80	%(6)	0.82	%(6)
Net investment income	4.15	%(5)	4.34%	4.41%		4.75%		4.83%		4.99%
Portfolio Turnover of the Portfolio(7)	—		—	0%		14%		20%		33%
Portfolio Turnover of the Fund	14%		30%	47%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.98% to 4.99%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class B
	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.820		$10.830	$10.610		$10.400		$10.630		$10.730
Income (loss) from operations
Net investment income	$0.184		$0.384	$0.392		$0.426		$0.434		$0.448
Net realized and unrealized gain (loss)	0.122		(0.018)	0.222		0.204		(0.240)		(0.124)
Total income from operations	$0.306		$0.366	$0.614		$0.630		$0.194		$0.324
Less distributions
From net investment income	$(0.186)		$(0.376)	$(0.394)		$(0.420)		$(0.424)		$(0.424)
Total distributions	$(0.186)		$(0.376)	$(0.394)		$(0.420)		$(0.424)		$(0.424)
Net asset value — End of period	$10.940		$10.820	$10.830		$10.610		$10.400		$10.630
Total Return(3)	2.84%		3.49%	6.06	%(4)	6.15%		1.81%		3.14%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$22,291		$24,411	$29,456		$32,477		$103,739		$110,881
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(6)	1.52%	1.55	%(7)	1.54	%(7)	1.56	%(7)	1.57	%(7)
Interest and fee expense(5)	0.56	%(6)	0.54%	0.23	%(7)	0.12	%(7)	0.08	%(7)	0.06	%(7)
Total expenses	2.08	%(6)	2.06%	1.78	%(7)	1.66	%(7)	1.64	%(7)	1.63	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(6)	1.51%	1.54	%(7)	1.54	%(7)	1.55	%(7)	1.57	%(7)
Net investment income	3.40	%(6)	3.61%	3.67%		4.00%		4.09%		4.25%
Portfolio Turnover of the Portfolio(8)	—		—	0%		14%		20%		33%
Portfolio Turnover of the Fund	14%		30%	47%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.24% to 4.25%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class C
	Six Months Ended February 28, 2007		Period Ended August 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$10.810		$10.660
Income (loss) from operations
Net investment income	$0.184		$0.198
Net realized and unrealized gain	0.142		0.158	(3)
Total income from operations	$0.326		$0.356
Less distributions
From net investment income	$(0.186)		$(0.206)
Total distributions	$(0.186)		$(0.206)
Net asset value — End of period	$10.950		$10.810
Total Return(4)	3.03%		3.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,857		$548
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(6)	1.52	%(6)
Interest and fee expense(5)	0.56	%(6)	0.54	%(6)
Total expenses	2.07	%(6)	2.06	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(6)	1.51	%(6)
Net investment income	3.40	%(6)	3.31	%(6)
Portfolio Turnover	14%		30	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 8, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not calculated on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund), individually, the Fund, collectively, the Funds. The Funds seek to achieve current income exempt from regular federal income tax and particular state or local income taxes by investing primarily in investment grade municipal obligations. The Louisiana Fund offers two classes of shares. The Alabama Fund, the Arkansas Fund, the Georgia Fund, the Kentucky Fund, the Maryland Fund, the Missouri Fund, the North Carolina Fund, the Oregon Fund, the South Carolina Fund, the Tennessee Fund, and the Virginia Fund offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

On September 24, 2004, the Alabama Fund, the Arkansas Fund, the Georgia Fund, the Kentucky Fund, the Louisiana Fund, the Maryland Fund, the Missouri Fund, the North Carolina Fund, the Oregon Fund, the South Carolina Fund, the Tennessee Fund, and the Virginia Fund received its pro rata share of cash and securities from the Alabama Municipals Portfolio (Alabama Portfolio), the Arkansas Municipals Portfolio (Arkansas Portfolio), the Georgia Municipals Portfolio (Georgia Portfolio), the Kentucky Municipals Portfolio (Kentucky Portfolio), the Louisiana Municipals Portfolio (Louisiana Portfolio), the Maryland Municipals Portfolio (Maryland Portfolio), the Missouri Municipals Portfolio (Missouri Portfolio), the North Carolina Municipals Portfolio (North Carolina Portfolio), the Oregon Municipals Portfolio (Oregon Portfolio), the South Carolina Municipals Portfolio (South Carolina Portfolio), the Tennessee Municipals Portfolio (Tennessee Portfolio), and the Virginia Municipals Portfolio (Virginia Portfolio), respectively, in a complete liquidation of its interest in its corresponding Portfolio. Subsequent to September 24, 2004, each Fund invests directly in securities rather than through its corresponding Portfolio and maintains the same investment objective.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available, and investments for which the price of the security is not believed to represent it's fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds sell a fixed-rate bond to a broker for cash. At the same time the Funds buy a residual interest in a Special Purpose Vehicle (which is generally organized as a trust) (the "SPV")

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation ("Inverse Floater"). The broker deposits a fixed-rate bond into the trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Fund, (the "Fixed-Rate Bond"). The SPV also issues floating-rate notes ("Floating Rate Notes") which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board ("FASB") Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("FAS 140"), the Funds account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of Investments, and accounts for the Floating Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Funds' "Statement of Assets and Liabilities". The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At February 28, 2007, the Funds' investments were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates		Collateral for Floating Rate Notes Outstanding
Alabama Fund	2,640,000	3.64	%–3.70%	4,252,208
Arkansas Fund	3,365,000	3.64	%–3.65%	5,895,547
Georgia Fund	4,150,000	3.64	%–3.73%	7,615,050
Kentucky Fund	1,000,000	3.64	%–3.65%	1,725,110
Louisiana Fund	2,620,000	3.64	%–3.66%	4,317,065
Maryland Fund	8,680,000	3.64	%–3.69%	14,464,292
Missouri Fund	2,580,000	3.64	%–3.65%	4,383,380
North Carolina Fund	12,900,000	3.64	%–3.69%	21,885,737
Oregon Fund	12,746,000	3.64	%–3.72%	21,867,600
South Carolina Fund	13,840,000	3.64	%–3.72%	23,180,160
Tennessee Fund	3,060,000	3.64	%–3.71%	4,997,756
Virginia Fund	16,970,000	3.64	%–3.70%	28,183,403

The Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Funds to which the restrictions apply. Inverse Floaters held by the Funds are Securities exempt from registration under Rules 144A of the Securities Act of 1933.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Interest Expense — Interest expense relates to the Funds' liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Funds. Interest expense is recorded as incurred.

E  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2006, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Alabama Fund	$300,220	August 31, 2011

	230,462	August 31, 2013

Arkansas Fund	857,802	August 31, 2013

Georgia Fund	129,324	August 31, 2011

	117,457	August 31, 2012

	931,893	August 31, 2013

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Fund	Amount	Expires
Kentucky Fund	$2,605,151	August 31, 2012

	944,485	August 31, 2013

Louisiana Fund	272,295	August 31, 2008

	159,254	August 31, 2009

	183,393	August 31, 2010

	142,162	August 31, 2012

	197,480	August 31, 2013

Maryland Fund	818,358	August 31, 2013

Missouri Fund	309,761	August 31, 2010

	135,451	August 31, 2012

	831,764	August 31, 2013

North Carolina Fund	106,713	August 31, 2013

Oregon Fund	1,348,049	August 31, 2013

South Carolina Fund	581,993	August 31, 2013

Tennessee Fund	590,018	August 31, 2013

Virginia Fund	297,071	August 31, 2012

	1,185,970	August 31, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies that will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, at August 31, 2006, the Georgia Fund and the North Carolina Fund had net capital losses of $656,388 and $448,505 respectively, attributable to security transactions incurred after October 31, 2005. These net capital losses are treated as arising on the first day of each fund's taxable year ending August 31, 2007.

F  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

H  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Funds make semi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

J  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

K  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

L  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All credit balances, if any, are used to reduce the Funds' custodian fees and are reported as a reduction of expenses in the Statements of Operations.

M  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

N  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

O  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

P  Interim Financial Statements — The interim financial statements relating to February 28, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

  3  Shares of Beneficial Interest

Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	Alabama Fund
Class A	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	314,121	235,789
Issued to shareholders electing to receive payments of distributions in Fund shares	56,489	86,339
Redemptions	(343,622)	(447,437)
Exchange from Class B shares	88,057	191,341
Net increase	115,045	66,032
	Alabama Fund
Class B	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	23,045	38,401
Issued to shareholders electing to receive payments of distributions in Fund shares	14,531	27,956
Redemptions	(82,551)	(236,736)
Exchange to Class A shares	(80,064)	(173,999)
Net decrease	(125,039)	(344,378)

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Alabama Fund
Class C	Six Months Ended February 28, 2007 (Unaudited)	Period Ended August 31, 2006(1)
Sales	159,960	54,726
Issued to shareholders electing to receive payments of distributions in Fund shares	1,556	85
Redemptions	(19,679)	—
Net increase	141,837	54,811
	Arkansas Fund
Class A	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	940,447	1,158,118
Issued to shareholders electing to receive payments of distributions in Fund shares	57,653	95,965
Redemptions	(209,803)	(324,399)
Exchange from Class B shares	61,861	113,687
Net increase	850,158	1,043,371
	Arkansas Fund
Class B	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	4,129	74,204
Issued to shareholders electing to receive payments of distributions in Fund shares	6,965	18,571
Redemptions	(76,838)	(66,079)
Exchange to Class A shares	(57,567)	(105,772)
Net decrease	(123,311)	(79,076)
	Arkansas Fund
Class C	Six Months Ended February 28, 2007 (Unaudited)	Period Ended August 31, 2006(2)
Sales	146,446	59,385
Issued to shareholders electing to receive payments of distributions in Fund shares	515	195
Redemptions	(6)	—
Net increase	146,955	59,580

	Georgia Fund
Class A	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	1,458,041	1,200,847
Issued to shareholders electing to receive payments of distributions in Fund shares	72,864	125,391
Redemptions	(318,946)	(691,629)
Exchange from Class B shares	42,710	121,894
Net increase	1,254,669	756,503
	Georgia Fund
Class B	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	27,370	60,650
Issued to shareholders electing to receive payments of distributions in Fund shares	12,241	28,499
Redemptions	(53,421)	(134,719)
Exchange to Class A shares	(39,973)	(114,065)
Net decrease	(53,783)	(159,635)
	Georgia Fund
Class C	Six Months Ended February 28, 2007 (Unaudited)	Period Ended August 31, 2006(3)
Sales	193,261	116,813
Issued to shareholders electing to receive payments of distributions in Fund shares	2,211	499
Redemptions	(2,575)	—
Net increase	192,897	117,312
	Kentucky Fund
Class A	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	116,288	509,459
Issued to shareholders electing to receive payments of distributions in Fund shares	75,778	147,741
Redemptions	(275,556)	(563,195)
Exchange from Class B shares	62,580	150,362
Net increase (decrease)	(20,910)	244,367

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Kentucky Fund
Class B	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	7,070	21,012
Issued to shareholders electing to receive payments of distributions in Fund shares	10,184	25,746
Redemptions	(54,764)	(215,215)
Exchange to Class A shares	(57,978)	(139,270)
Net decrease	(95,488)	(307,727)
	Kentucky Fund
Class C	Six Months Ended February 28, 2007 (Unaudited)	Period Ended August 31, 2006(4)
Sales	65,460	32,628
Issued to shareholders electing to receive payments of distributions in Fund shares	846	252
Redemptions	(1,129)	(3,055)
Net increase	65,177	29,825
	Louisiana Fund
Class A	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	542,371	708,954
Issued to shareholders electing to receive payments of distributions in Fund shares	34,205	52,145
Redemptions	(76,237)	(383,851)
Exchange from Class B shares	78,161	89,695
Net increase	578,500	466,943
	Louisiana Fund
Class B	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	21,557	35,813
Issued to shareholders electing to receive payments of distributions in Fund shares	2,810	6,099
Redemptions	(35,389)	(162,632)
Exchange to Class A shares	(73,952)	(84,854)
Net decrease	(84,974)	(205,574)

	Maryland Fund
Class A	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	1,217,746	1,118,438
Issued to shareholders electing to receive payments of distributions in Fund shares	94,930	153,575
Redemptions	(343,294)	(533,337)
Exchange from Class B shares	173,545	247,094
Net increase	1,142,927	985,770
	Maryland Fund
Class B	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	33,685	127,981
Issued to shareholders electing to receive payments of distributions in Fund shares	17,474	41,133
Redemptions	(105,278)	(195,549)
Exchange to Class A shares	(159,073)	(226,509)
Net decrease	(213,192)	(252,944)
	Maryland Fund
Class C	Six Months Ended February 28, 2007 (Unaudited)	Period Ended August 31, 2006(5)
Sales	100,457	32,502
Issued to shareholders electing to receive payments of distributions in Fund shares	911	107
Redemptions	(8,687)	—
Net increase	92,681	32,609
	Missouri Fund
Class A	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	1,156,992	1,478,466
Issued to shareholders electing to receive payments of distributions in Fund shares	89,193	157,695
Redemptions	(375,689)	(846,544)
Exchange from Class B shares	49,466	147,738
Net increase	919,962	937,355

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Missouri Fund
Class B	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	55,446	67,773
Issued to shareholders electing to receive payments of distributions in Fund shares	9,624	22,143
Redemptions	(47,898)	(125,634)
Exchange to Class A shares	(44,745)	(133,662)
Net decrease	(27,573)	(169,380)
	Missouri Fund
Class C	Six Months Ended February 28, 2007 (Unaudited)	Period Ended August 31, 2006(6)
Sales	145,492	99,756
Issued to shareholders electing to receive payments of distributions in Fund shares	1,870	238
Redemptions	(42)	—
Net increase	147,320	99,994
	North Carolina Fund
Class A	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	528,980	1,387,532
Issued to shareholders electing to receive payments of distributions in Fund shares	83,076	155,468
Redemptions	(360,573)	(754,782)
Exchange from Class B shares	129,097	219,484
Net increase	380,580	1,007,702
	North Carolina Fund
Class B	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	29,813	39,212
Issued to shareholders electing to receive payments of distributions in Fund shares	9,404	23,043
Redemptions	(94,282)	(181,478)
Exchange to Class A shares	(119,978)	(204,074)
Net decrease	(175,043)	(323,297)

	North Carolina Fund
Class C	Six Months Ended February 28, 2007 (Unaudited)	Period Ended August 31, 2006(7)
Sales	192,777	52,134
Issued to shareholders electing to receive payments of distributions in Fund shares	2,223	166
Redemptions	(1,435)	—
Net increase	193,565	52,300
	Oregon Fund
Class A	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	2,104,505	1,477,540
Issued to shareholders electing to receive payments of distributions in Fund shares	111,601	195,560
Redemptions	(473,212)	(1,075,142)
Exchange from Class B shares	120,065	121,117
Net increase	1,862,959	719,075
	Oregon Fund
Class B	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	72,146	141,710
Issued to shareholders electing to receive payments of distributions in Fund shares	19,896	46,623
Redemptions	(129,867)	(227,085)
Exchange to Class A shares	(109,764)	(111,853)
Net decrease	(147,589)	(150,605)
	Oregon Fund
Class C	Six Months Ended February 28, 2007 (Unaudited)	Period Ended August 31, 2006(8)
Sales	389,481	63,550
Issued to shareholders electing to receive payments of distributions in Fund shares	2,925	240
Redemptions	(54)	(1)
Net increase	392,352	63,789

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	South Carolina Fund
Class A	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	2,135,239	2,614,748
Issued to shareholders electing to receive payments of distributions in Fund shares	99,337	161,027
Redemptions	(472,877)	(837,222)
Exchange from Class B shares	68,295	101,547
Net increase	1,829,994	2,040,100
	South Carolina Fund
Six Months Ended February 28, 2007 Year Ended Class B	(Unaudited)	August 31, 2006
Sales	55,679	253,026
Issued to shareholders electing to receive payments of distributions in Fund shares	15,062	32,669
Redemptions	(137,103)	(223,265)
Exchange to Class A shares	(64,393)	(95,765)
Net decrease	(130,755)	(33,335)
	South Carolina Fund
Class C	Six Months Ended February 28, 2007 (Unaudited)	Period Ended August 31, 2006(9)
Sales	447,549	213,397
Issued to shareholders electing to receive payments of distributions in Fund shares	4,369	1,260
Redemptions	(1,925)	(1,456)
Net increase	449,993	213,201
	Tennessee Fund
Class A	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	249,238	874,541
Issued to shareholders electing to receive payments of distributions in Fund shares	55,834	105,285
Redemptions	(183,123)	(695,136)
Exchange from Class B shares	46,345	124,155
Net increase	168,294	408,845

	Tennessee Fund
Class B	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	20,951	39,286
Issued to shareholders electing to receive payments of distributions in Fund shares	8,465	21,220
Redemptions	(79,595)	(103,692)
Exchange to Class A shares	(42,548)	(113,995)
Net decrease	(92,727)	(157,181)
	Tennessee Fund
Class C	Six Months Ended February 28, 2007 (Unaudited)	Period Ended August 31, 2006(10)
Sales	78,220	52,010
Issued to shareholders electing to receive payments of distributions in Fund shares	756	149
Redemptions	(2,628)	—
Net increase	76,348	52,159
	Virginia Fund
Class A	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	1,330,219	1,333,673
Issued to shareholders electing to receive payments of distributions in Fund shares	124,148	222,230
Redemptions	(524,428)	(821,229)
Exchange from Class B shares	267,979	324,682
Net increase	1,197,918	1,059,356
	Virginia Fund
Class B	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Sales	65,254	62,283
Issued to shareholders electing to receive payments of distributions in Fund shares	21,256	49,560
Redemptions	(64,462)	(281,852)
Exchange to Class A shares	(242,056)	(293,331)
Net decrease	(220,008)	(463,340)

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Virginia Fund
Class C	Six Months Ended February 28, 2007 (Unaudited)	Period Ended August 31, 2006(11)
Sales	227,334	50,428
Issued to shareholders electing to receive payments of distributions in Fund shares	2,278	329
Redemptions	(19,261)	(47)
Net increase	210,351	50,710

(1)  Class C shares of the Alabama Fund commenced operations on March 21, 2006.

(2)  Class C shares of the Arkansas Fund commenced operations on April 28, 2006.

(3)  Class C shares of the Georgia Fund commenced operations on April 25, 2006.

(4)  Class C shares of the Kentucky Fund commenced operations on March 23, 2006.

(5)  Class C shares of the Maryland Fund commenced operations on May 2, 2006.

(6)  Class C shares of the Missouri Fund commenced operations on February 16, 2006.

(7)  Class C shares of the North Carolina Fund commenced operations on May 2, 2006.

(8)  Class C shares of the Oregon Fund commenced operations on March 2, 2006.

(9)  Class C shares of the South Carolina Fund commenced operations on January 12, 2006.

(10)  Class C shares of the Tennessee Fund commenced operations on May 2, 2006.

(11)  Class C shares of the Virginia Fund commenced operations on February 8, 2006.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 28, 2007, advisory fees incurred by the Funds were as follows:

Portfolio	Amount	Effective Rate*
Alabama Fund	$84,313	0.29%
Arkansas Fund	90,944	0.30%
Georgia Fund	113,237	0.32%

Portfolio	Amount	Effective Rate*
Kentucky Fund	$94,809	0.31%
Louisiana Fund	38,146	0.22%
Maryland Fund	128,899	0.33%
Missouri Fund	137,440	0.34%
North Carolina Fund	140,597	0.34%
Oregon Fund	189,555	0.37%
South Carolina Fund	185,797	0.36%
Tennessee Fund	79,096	0.29%
Virginia Fund	220,186	0.37%

* As a percentage of average daily net assets.

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2007, EVM received $876, $969, $1,076, $1,072, $334, $1,245, $1,533, $1,588, $1,732, $1,204, $855 and $2,049 in sub-transfer agent fees from Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $3,462, $7,733, $6,289, $1,263, $5,494, $12,576, $15,743, $5,001, $22,881, $17,597, $4,379 and $8,479 from the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2007.

Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  5  Distribution and Service Plans

Class A of each Fund has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 of the Investmet Company Act of 1940 (the 1940 Act). The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% (annualized) of each Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% annually of each Fund's average daily net assets attributable to Class A each fiscal year. Distribution and service fees paid or accrued for the six months ended February 28, 2007, amounted to $43,569, $51,417, $55,129, $51,539, $29,589, $60,179, $68,249 $69,352, $80,478, $81,970, $46,350 and $93,495, for Class A shares of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund. Each Fund also has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. In addition, the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund each had in effect a distribution plan for Class C (Class C Plan) pursuant to Rule 12b-1under the 1940 Act (collectively, the Plans). The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% (annualized) of each Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid or payable to EVD by each respective class. The Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued $49,214, $28,792, $49,217, $35,683, $21,530, $60,317, $41,478, $41,761, $75,867, $63,565, $29,463 and $87,519, respectively, for Class B shares, to or payable to EVD for the six months ended February 28, 2007, representing 0.75% (annualized) of the average daily net assets for Class B. The Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued $4,371, $4,712, $7,588, $2,288, $3,013, $7,019, $5,531, $8,736, $16,351, $3,465 and $6,488, respectively, for Class C shares, to or payable to EVD for the six months ended February 28, 2007, representing 0.75% (annualized) of the average daily net assets for Class C shares. At February 28, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund were approximately $1,148,000, $1,023,000 $1,570,000, $1,127,000, $667,000, $3,226,000, $457,000, $1,545,000, $1,515,000, $1,220,000, $669,000 and $1,026,000, respectively for Class B shares, and the amount of uncovered distribution charges of EVD calculated under the plan, for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund were approximately $137,000 $135,000, $191,000, $52,000, $92,000, $160,000, $153,000, $287,000, $432,000, $75,000 and $185,000, respectively, for Class C shares. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. The Trustees approved service fee payments equal to 0.20% annually of each Fund's average daily net assets attributable to Class B and Class C, if applicable, for each fiscal year. Service fees paid or accrued for the six months ended February 28, 2007, amounted to $13,124, $7,678, $13,124, $9,515, $5,741, $16,085, $11,061, $11,136, $20,231, $16,951, $7,857 and $23,339, for the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for Class B shares. Service fees paid or accrued for the six months ended

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

February 28, 2007, amounted to $1,160, $1,251, $2,023, $610, $806, $1,873, $1,475, $2,329, $4,360, $924 and $1,730, for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for Class C shares.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and, if applicable, Class C Plan (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $300, and $5,000 of CDSC paid by Class A shareholders of Louisiana Fund and Oregon Fund, respectively, for the six months ended February 28, 2007. EVD received approximately $4,000, $11,000, $4,000, $5,000, $100, $14,000, $7,000, $4,000, $16,000, $32,000, $4,000 and $5,000 of CDSC paid by Class B shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the six months ended February 28, 2007. EVD received approximately $2,000, $300, and $300 of CDSC paid by Class C shareholders of Alabama Fund, Georgia Fund and Tennessee Fund, respectively for the six months ended February 28, 2007.

  7  Investments

Purchases and sales of investments by the Funds, other than U.S. Government securities, and short-term obligations, for the six months ended February 28, 2007, were as follows:

Alabama Fund
Purchases	$13,077,240
Sales	9,795,886
Arkansas Fund
Purchases	$14,195,889
Sales	7,069,740
Georgia Fund
Purchases	$12,694,290
Sales	3,247,986
Kentucky Fund
Purchases	$3,314,936
Sales	4,062,154
Louisiana Fund
Purchases	$9,463,108
Sales	4,674,723
Maryland Fund
Purchases	$11,956,556
Sales	2,036,951
Missouri Fund
Purchases	$10,603,197
Sales	6,589,013
North Carolina Fund
Purchases	$8,030,296
Sales	5,008,723

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Oregon Fund
Purchases	$42,815,643
Sales	28,693,873
South Carolina Fund
Purchases	$40,408,504
Sales	18,589,244
Tennessee Fund
Purchases	$6,792,230
Sales	6,807,328
Virginia Fund
Purchases	$29,618,497
Sales	19,309,895

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at February 28, 2007, as determined on a federal income tax basis, were as follows:

Alabama Fund
Aggregate cost	$56,292,697
Gross unrealized appreciation	$3,845,844
Gross unrealized depreciation	—
Net unrealized appreciation	$3,845,844
Arkansas Fund
Aggregate cost	$60,256,097
Gross unrealized appreciation	$3,452,882
Gross unrealized depreciation	—
Net unrealized appreciation	$3,452,882
Georgia Fund
Aggregate cost	$72,822,071
Gross unrealized appreciation	$5,268,499
Gross unrealized depreciation	—
Net unrealized appreciation	$5,268,499

Kentucky Fund
Aggregate cost	$57,171,539
Gross unrealized appreciation	$4,996,353
Gross unrealized depreciation	—
Net unrealized appreciation	$4,996,353
Louisiana Fund
Aggregate cost	$35,234,950
Gross unrealized appreciation	$2,560,414
Gross unrealized depreciation	(1,482)
Net unrealized appreciation	$2,558,932
Maryland Fund
Aggregate cost	$81,364,858
Gross unrealized appreciation	$5,698,936
Gross unrealized depreciation	(3,316,145)
Net unrealized appreciation	$2,382,791
Missouri Fund
Aggregate cost	$78,612,613
Gross unrealized appreciation	$6,464,826
Gross unrealized depreciation	(696)
Net unrealized appreciation	$6,464,130
North Carolina Fund
Aggregate cost	$78,365,193
Gross unrealized appreciation	$6,378,133
Gross unrealized depreciation	—
Net unrealized appreciation	$6,378,133
Oregon Fund
Aggregate cost	$113,134,480
Gross unrealized appreciation	$6,089,554
Gross unrealized depreciation	(8,389)
Net unrealized appreciation	$6,081,165

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

South Carolina Fund
Aggregate cost	$107,946,267
Gross unrealized appreciation	$6,855,134
Gross unrealized depreciation	—
Net unrealized appreciation	$6,855,134
Tennessee Fund
Aggregate cost	$52,300,205
Gross unrealized appreciation	$4,044,756
Gross unrealized depreciation	—
Net unrealized appreciation	$4,044,756
Virginia Fund
Aggregate cost	$115,479,666
Gross unrealized appreciation	$10,797,965
Gross unrealized depreciation	—
Net unrealized appreciation	$10,797,965

  9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios or Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 2007, the Kentucky Fund, the North Carolina Fund, the South Carolina Fund, and the Virginia Fund had a balance outstanding pursuant to this line of credit of $300,000, $500,000, $600,000 and $300,000 respectively. The Funds did not have any significant borrowings or allocated fees during the six months ended February 28, 2007.

  10  Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Funds' assets to the extent of any overdraft. At February 28, 2007, the North Carolina Fund and Virginia Fund had payments due to IBT pursuant to the foregoing arrangement of $1,927 and $56,100.

  11  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include financial futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations held under these financial instruments at February 28, 2007, is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized (Depreciation)
Alabama	06/07	47
		U.S. Treasury Bond	Short	$(5,302,391)	$(5,308,063)	$(5,672)
	06/07	13
		U.S. Treasury Note	Short	(1,400,095)	(1,411,719)	$(11,624)
Georgia	06/07	102
		U.S. Treasury Bond	Short	$(11,517,675)	$(11,519,625)	$(1,950)
Kentucky	06/07	21
		U.S. Treasury Bond	Short	$(2,369,153)	$(2,371,687)	$(2,534)
	06/07	21
		U.S. Treasury Note	Short	(2,261,692)	(2,280,469)	(18,777)
Louisiana	06/07	48
		U.S. Treasury Bond	Short	$(5,418,582)	$(5,421,000)	$(2,418)
Maryland	06/07	126
		U.S. Treasury Bond	Short	$(14,214,945)	$(14,230,125)	$(15,180)
Missouri	06/07	112
		U.S. Treasury Bond	Short	$(12,646,858)	$(12,649,000)	$(2,142)

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized (Depreciation)
North	06/07	25
Carolina		U.S. Treasury Bond	Short	$(2,820,426)	$(2,823,438)	$(3,012)
South	06/07	125
Carolina		U.S. Treasury Bond	Short	$(14,102,129)	$(14,117,188)	$(15,059)
Tennessee	06/07	81
		U.S. Treasury Bond	Short	$(9,146,388)	$(9,147,937)	$(1,549)
Virginia	06/07	291
		U.S. Treasury Bond	Short	$(32,850,153)	$(32,864,813)	$(14,660)

At February 28, 2007, certain Funds had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Funds make bi-annual payments at a fixed rate equal to 4.006% on the notional amount. In exchange, the Funds receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The summary of agreements are as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized (Depreciation)
Alabama	8/07/07	8/07/37	$1,450,000	$(25,643)
Arkansas	8/07/07	8/07/37	$1,500,000	$(26,527)
Georgia	8/07/07	8/07/37	$1,700,000	$(30,064)
Kentucky	8/07/07	8/07/37	$1,550,000	$(27,412)
Louisiana	8/07/07	8/07/37	$850,000	$(15,032)
Missouri	8/07/07	8/07/37	$2,000,000	$(35,370)
North Carolina	8/07/07	8/07/37	$2,100,000	$(37,139)
Oregon	8/07/07	8/07/37	$2,500,000	$(44,213)
South Carolina	8/07/07	8/07/37	$2,550,000	$(45,097)
Tennessee	8/07/07	8/07/37	$1,400,000	$(24,759)
Virginia	8/07/07	8/07/37	$2,950,000	$(52,171)

At February 28, 2007, certain Funds had entered into an interest rate swap agreement with Citibank, N.A. whereby the Funds make bi-annual payments at a fixed rate equal to 3.925% on the notional amount. In exchange, the Funds receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The summary of agreements are as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized (Depreciation)
Arkansas	8/16/07	8/16/27	$1,500,000	$(16,499)
Georgia	8/16/07	8/16/27	$1,700,000	$(18,699)
Louisiana	8/16/07	8/16/27	$850,000	$(9,350)
Maryland	8/16/07	8/16/27	$1,900,000	$(20,899)
Missouri	8/16/07	8/16/27	$2,000,000	$(21,998)
North Carolina	8/16/07	8/16/27	$2,100,000	$(23,098)
Oregon	8/16/07	8/16/27	$2,500,000	$(27,498)
South Carolina	8/16/07	8/16/27	$2,550,000	$(28,048)
Tennessee	8/16/07	8/16/27	$1,400,000	$(15,399)
Virginia	8/16/07	8/16/27	$2,950,000	$(32,447)

At February 28, 2007, certain Funds had entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc., whereby the Funds make bi-annual payments at a fixed rate equal to 3.948% on the notional amount. In exchange, the Funds receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The summary of agreements are as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized (Depreciation)
Arkansas	1/23/08	1/23/38	$2,500,000	$(17,800)
Maryland	4/02/07	4/02/37	$3,000,000	$(132,912)
North Carolina	1/23/08	1/23/38	$4,000,000	$(28,479)
Oregon	1/23/08	1/23/38	$5,000,000	$(35,599)
South Carolina	1/23/08	1/23/38	$3,000,000	$(21,359)

At February 28, 2007, certain Funds had entered into an interest rate swap agreement with Lehman Brothers Inc., whereby the Funds make bi-annual payments at a fixed rate equal to 3.896% on the notional amount. In

Eaton Vance Municipals Funds as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

exchange, the Funds receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The summary of agreements are as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized (Depreciation)
Arkansas	10/23/07	10/23/37	$2,500,000	$(940)
North Carolina	10/23/07	10/23/37	$4,000,000	$(1,504)
Oregon	10/23/07	10/23/37	$5,000,000	$(1,880)
South Carolina	10/23/07	10/23/37	$3,000,000	$(1,128)

At February 28, 2007, the Funds had sufficient cash and/or securities to cover margin committments under these contracts.

  12  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Arizona Municipals Fund

•  Eaton Vance Colorado Municipals Fund

•  Eaton Vance Connecticut Municipals Fund

•  Eaton Vance Michigan Municipals Fund

•  Eaton Vance Minnesota Municipals Fund

•  Eaton Vance New Jersey Municipals Fund

•  Eaton Vance Pennsylvania Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes seven portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees"). As part of its review, the Board considered each Fund's management fees and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Eaton Vance Municipals Funds

Officers
Robert B. MacIntosh
President and Portfolio Manager
of Louisiana and Virginia
Municipals Funds
William H. Ahern, Jr.
Vice President and Portfolio
Manager of Alabama and
Kentucky Municipals Funds
Craig R. Brandon
Vice President and Portfolio
Manager of Maryland
Municipals Fund
Cynthia J. Clemson
Vice President and Portfolio Manager of Georgia, Missouri
and Tennessee Municipals Funds
James B. Hawkes
Vice President and Trustee
Thomas M. Metzold
Vice President and Portfolio Manager of Arkansas,
North Carolina, Oregon and South Carolina
Municipals Funds
Alan R. Dynner
Secretary
Barbara E. Campbell
Treasurer
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

P.O. Box 9653
Providence, RI 02940-9653
1-800-262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

445-4/07  12MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	April 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 13, 2007

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	April 13, 2007